UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 04/30/2018

Item 1 – Report to Stockholders

APRIL 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

▶	BlackRock LifePath® Smart Beta Retirement Fund

▶	BlackRock LifePath® Smart Beta 2020 Fund

▶	BlackRock LifePath® Smart Beta 2025 Fund

▶	BlackRock LifePath® Smart Beta 2030 Fund

▶	BlackRock LifePath® Smart Beta 2035 Fund

▶	BlackRock LifePath® Smart Beta 2040 Fund

▶	BlackRock LifePath® Smart Beta 2045 Fund

▶	BlackRock LifePath® Smart Beta 2050 Fund

▶	BlackRock LifePath® Smart Beta 2055 Fund

▶	BlackRock LifePath® Smart Beta 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. While the market’s appetite for risk remained healthy, risk taking varied by asset class, as bond investors cautiously shifted to higher-quality securities, and stock investors continued to embrace risk by investing abroad.

The largest global economies experienced sustained, synchronized growth for the first time since the financial crisis, leading to strong equity performance worldwide. Emerging markets stocks posted the highest return, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.5%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates just three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. The economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus, as unemployment dipped below 4.0%, wages increased, and job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet almost matched the total output of the Japanese economy.

The Fed’s measured pace of stimulus reduction could lead to moderately higher inflation, steadily rising interest rates, and improving real growth in 2018. We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including corporate spending on stock buybacks, mergers & acquisitions and capital investment, which could extend the economic cycle if inflation and interest rates rise at a relatively modest pace.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2018
	6-month	12-month

U.S. large cap equities (S&P 500® Index)	3.82%	13.27%

U.S. small cap equities (Russell 2000® Index)	3.27	11.54

International equities (MSCI Europe, Australasia, Far East Index)	3.41	14.51

Emerging market equities (MSCI Emerging Markets Index)	4.80	21.71

3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.68	1.17

U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(3.79)	(3.64)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.87)	(0.32)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.76)	1.44

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.17)	3.27

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

For the six-month period ended April 30, 2018, the BlackRock LifePath® Smart Beta Retirement Fund underperformed its custom benchmark and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the BlackRock LifePath® Smart Beta Funds with target dates underperformed their custom benchmarks as well as the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

The leading detractor from relative performance was the Funds’ positioning with respect to real estate. The Funds acquire real estate exposure via the iShares Global REIT ETF, which includes both developed and emerging markets securities. The Fund’s REIT benchmark is the FTSE EPRA/NAREIT Developed Market Index, which includes only developed market securities. The emerging market exposure in the Global REIT ETF had a negative contribution to relative performance over the time period, particularly in the longer-dated target date funds that have a larger exposure to real estate. With respect to the minimum volatility smart beta strategies deployed by the Funds, the U.S. minimum volatility exposure underperformed versus the capitalization-weighted equity benchmark. The negative impact on performance was most significant with respect to the portfolios with earlier target dates.

Positive contributions to relative performance were led by the international multi-factor allocation. All factors within the strategy outperformed, with momentum the top contributor.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a quarterly basis to reflect the remaining investment time horizon. The quarterly rebalance at the end of March 2018 introduced additional fixed income factor products and a factor mutual fund to improve factor exposures within the Funds.

Describe the Funds’ positioning at period end.

As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks. As designed, the shorter-dated target Funds had more fixed-income exposure while the longer-dated target Funds had more equity exposure. However, within their respective fixed-income and equity allocations, the near-term and longer-term Funds had the same fixed income risk, as measured by duration, and equity risk, as measured by beta.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018 (continued)	BlackRock LifePath® Smart Beta Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each Fund, other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a “glidepath” as each Fund approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Fund, reallocations of Fund composition to reflect intra-year movement along the glidepath and other factors. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

FUND SUMMARY	5

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	44.0%	44.8%	11.2%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
11/01/17 to 04/30/18	51.2	N/A	N/A	21.8	4.3	13.4	0.5	N/A	8.8
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a),(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.10%	4.86%	N/A	4.89%	N/A	4.89%	N/A
Investor A	(0.02)	4.47	(1.01)%	4.60	3.48%	4.62	4.05%
Class K	0.16	4.91	N/A	4.94	N/A	4.98	N/A
Class R	(0.14)	4.24	N/A	4.35	N/A	4.34	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	(1.87)	(0.32)	N/A	1.47	N/A	3.57	N/A
Retirement Custom Benchmark(d)	0.59	5.32	N/A	4.48	N/A	4.67	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund”. From November 27, 2012 to December 30, 2014, the Fund followed a different investment objective and different investment strategies under the name “BlackRock LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”
(c)	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.
(d)	A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	38.0%	49.6%	12.4%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 10/31/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2
11/01/17 to 04/30/18	45.3	N/A	N/A	25.5	3.9	15.7	2.0	N/A	7.6
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.48%	6.08%	N/A	5.70%	N/A	5.27%	N/A
Investor A	0.42	5.99	0.42%	5.46	4.33%	4.99	4.42%
Class K	0.59	6.31	N/A	5.83	N/A	5.38	N/A
Class R	0.30	5.71	N/A	5.20	N/A	4.70	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2020 Custom Benchmark(d)	0.94	6.30	N/A	5.16	N/A	5.00	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	29.0%	56.8%	14.2%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
11/01/17 to 04/30/18	34.9	N/A	N/A	31.8	3.1	19.4	5.2	N/A	5.6
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.19%	7.75%	N/A	6.57%	N/A	5.46%	N/A
Investor A	1.07	7.57	1.92%	6.33	5.19%	5.17	4.60%
Class K	1.20	7.85	N/A	6.67	N/A	5.55	N/A
Class R	0.93	7.27	N/A	6.05	N/A	4.89	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2025 Custom Benchmark(d)	1.54	7.79	N/A	5.93	N/A	5.25	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	16.0%	67.2%	16.8%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
11/01/17 to 04/30/18	25.8	N/A	N/A	37.2	2.3	22.6	8.1	N/A	4.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.79%	9.22%	N/A	7.07%	N/A	5.46%	N/A
Investor A	1.60	8.87	3.16%	6.81	5.66%	5.15	4.58%
Class K	1.71	9.24	N/A	7.16	N/A	5.55	N/A
Class R	1.55	8.65	N/A	6.55	N/A	4.88	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2030 Custom Benchmark(d)	2.05	9.10	N/A	6.60	N/A	5.29	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
11/01/17 to 4/30/18	17.0	N/A	N/A	42.4	1.7	25.6	10.8	N/A	2.5
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.31%	10.60%	N/A	7.52%	N/A	5.42%	N/A
Investor A	2.16	10.21	4.43%	7.22	6.07%	5.11	4.55%
Class K	2.32	10.60	N/A	7.59	N/A	5.51	N/A
Class R	2.10	10.03	N/A	7.00	N/A	4.83	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2035 Custom Benchmark(d)	2.54	10.35	N/A	7.22	N/A	5.61	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
11/01/17 to 4/30/18	9.1	N/A	N/A	47.1	1.1	28.3	13.2	N/A	1.2
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.62%	11.39%	N/A	7.91%	N/A	5.68%	N/A
Investor A	2.53	11.07	5.24%	7.62	6.47%	5.33	4.77%
Class K	2.74	11.51	N/A	8.01	N/A	5.78	N/A
Class R	2.39	10.75	N/A	7.36	N/A	5.08	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2040 Custom Benchmark(d)	2.97	11.48	N/A	7.76	N/A	5.97	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	N/A
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	N/A
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	N/A
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	N/A
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2%
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
11/01/17 to 4/30/18	3.4	N/A	N/A	49.5	0.9	30.6	15.3	N/A	0.3
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.87%	12.16%	N/A	8.21%	N/A	5.97%	N/A
Investor A	2.77	11.82	5.95%	7.93	6.77%	5.61	5.04%
Class K	2.97	12.25	N/A	8.34	N/A	6.08	N/A
Class R	2.69	11.63	N/A	7.70	N/A	5.36	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2045 Custom Benchmark(d)	3.27	12.24	N/A	8.19	N/A	6.25	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%	N/A
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0	N/A
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8	N/A
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2	N/A
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3	N/A
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7	N/A
11/01/17 to 4/30/18	1.0	N/A	N/A	50.3	0.9	31.6	16.2	N/A	N/A
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.88%	12.16%	N/A	8.37%	N/A	5.79%	N/A
Investor A	2.73	11.92	6.04%	8.09	6.93%	5.46	4.89%
Class K	2.82	12.28	N/A	8.48	N/A	5.90	N/A
Class R	2.62	11.74	N/A	7.85	N/A	5.21	N/A
Russell 1000® Index(c)	3.83	13.17	N/A	12.84	N/A	9.10	N/A
2050 Custom Benchmark(d)	3.39	12.53	N/A	8.44	N/A	6.45	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%	N/A
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2	N/A
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0	N/A
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2	N/A
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3	N/A
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7	N/A
11/01/17 to 04/30/18	1.0	50.3	0.9	31.6	16.2	N/A	N/A
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.01%	12.37%	N/A	8.60%	N/A	9.27%	N/A
Investor A	2.84	12.04	6.16%	8.33	7.17%	9.00	7.87%
Class K	2.94	12.37	N/A	8.70	N/A	9.38	N/A
Class R	2.68	11.73	N/A	8.07	N/A	8.74	N/A
Russell 1000® Index(d)	3.83	13.17	N/A	12.84	N/A	13.62	N/A
2055 Custom Benchmark(e)	3.39	12.53	N/A	8.57	N/A	9.36	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”
(c)	The Fund commenced operations on February 28, 2013.
(d)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(e)	A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018	BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2060 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
06/01/17 to 10/31/17	1.0%	50.4%	1.0%	31.4%	16.2%	N/A
11/01/17 to 04/30/18	1.0	50.3	0.9	31.6	16.2	N/A
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2018

		Aggregate Total Returns(a)(b)
		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	2.81%	10.21%	N/A
Investor A	2.67	9.96	4.19%
Class K	2.93	10.34	N/A
Class R	2.63	9.71	N/A
Russell 1000® Index(d)	3.83	11.74	N/A
2060 Custom Benchmark(e)	3.39	10.58	N/A

(a)	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.
(c)	The Fund commenced operations on May 31, 2017.
(d)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(e)	A customized weighted index (the “2060 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	15

Portfolio Information

BlackRock LifePath® Smart Beta Retirement Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	58%
Equity Funds	42

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge Investment Grade Enhanced Bond ETF	33%
BlackRock Total Factor Fund, Class K	15
iShares Edge MSCI Multifactor USA ETF	13
iShares Edge MSCI Min Vol USA ETF	13
iShares TIPS Bond ETF	7
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI Multifactor Intl ETF	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Edge High Yield Defensive Bond ETF	4
iShares Global REIT ETF	1

BlackRock LifePath® Smart Beta 2020 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	52%
Equity Funds	48

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge Investment Grade Enhanced Bond ETF	29%
iShares Edge MSCI Multifactor USA ETF	16
BlackRock Total Factor Fund, Class K	15
iShares Edge MSCI Min Vol USA ETF	13
iShares Edge MSCI Multifactor Intl ETF	7
iShares TIPS Bond ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Edge High Yield Defensive Bond ETF	3
iShares Global REIT ETF	1
iShares Core MSCI Emerging Markets ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2025 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	59%
Fixed Income Funds	41

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	24%
iShares Edge Investment Grade Enhanced Bond ETF	20
BlackRock Total Factor Fund, Class K	15
iShares Edge MSCI Multifactor Intl ETF	11
iShares Edge MSCI Min Vol USA ETF	10
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Global REIT ETF	4
iShares TIPS Bond ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
iShares Edge High Yield Defensive Bond ETF	2
iShares Core MSCI Emerging Markets ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1

BlackRock LifePath® Smart Beta 2030 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	31%
BlackRock Total Factor Fund, Class K	14
iShares Edge Investment Grade Enhanced Bond ETF	14
iShares Edge MSCI Multifactor Intl ETF	14
iShares Edge MSCI Min Vol USA ETF	8
iShares Global REIT ETF	6
iShares Edge MSCI Min Vol EAFE ETF	4
iShares Core MSCI Emerging Markets ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares TIPS Bond ETF	2
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	17

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2035 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	77%
Fixed Income Funds	23

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	38%
iShares Edge MSCI Multifactor Intl ETF	18
BlackRock Total Factor Fund, Class K	12
iShares Edge Investment Grade Enhanced Bond ETF	9
iShares Global REIT ETF	8
iShares Edge MSCI Min Vol USA ETF	5
iShares Core MSCI Emerging Markets ETF	4
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares TIPS Bond ETF	1
iShares Edge High Yield Defensive Bond ETF	1

BlackRock LifePath® Smart Beta 2040 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	85%
Fixed Income Funds	15

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	44%
iShares Edge MSCI Multifactor Intl ETF	21
iShares Global REIT ETF	10
BlackRock Total Factor Fund, Class K	10
iShares Core MSCI Emerging Markets ETF	5
iShares Edge Investment Grade Enhanced Bond ETF	4
iShares Edge MSCI Min Vol USA ETF	3
iShares Edge MSCI Min Vol EAFE ETF	1
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2045 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	9

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	48%
iShares Edge MSCI Multifactor Intl ETF	24
iShares Global REIT ETF	12
BlackRock Total Factor Fund, Class K	7
iShares Core MSCI Emerging Markets ETF	5
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge MSCI Min Vol USA ETF	1
iShares Edge MSCI Min Vol EAFE ETF	1

BlackRock LifePath® Smart Beta 2050 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	50%
iShares Edge MSCI Multifactor Intl ETF	25
iShares Global REIT ETF	12
BlackRock Total Factor Fund, Class K	6
iShares Core MSCI Emerging Markets ETF	5
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	19

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2055 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	49%
iShares Edge MSCI Multifactor Intl ETF	26
iShares Global REIT ETF	12
BlackRock Total Factor Fund, Class K	6
iShares Core MSCI Emerging Markets ETF	5
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

BlackRock LifePath® Smart Beta 2060 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	50%
iShares Edge MSCI Multifactor Intl ETF	26
iShares Global REIT ETF	12
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	5
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance	BlackRock LifePath® Smart Beta Funds

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund and BlackRock Life Path® Smart Beta 2060 Fund, prior to November 27, 2012 (commencement of operations), Institutional Shares performance results are those of Class K Shares, restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Custom Benchmark of BlackRock LifePath® Smart Beta 2060 Fund, which commenced operations on May 31, 2017, has the same composition. For the six-months ended April 30, 2018, the BlackRock LifePath Smart Beta 2050 Fund, BlackRock LifePath Smart Beta 2055 Fund and BlackRock LifePath Smart Beta 2060 Fund did not have any allocation to the Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-U.S. IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

ABOUT FUND PERFORMANCE	21

Disclosure of Expenses	BlackRock LifePath® Smart Beta Funds

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2017 and held through April 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$1,001.00	$0.44	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	999.80	1.43	1,000.00	1,023.36	1.45	0.29
Class K	1,000.00	1,001.60	0.02	1,000.00	1,024.78	0.02	0.00
Class R	1,000.00	998.60	2.65	1,000.00	1,022.14	2.68	0.53
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$1,004.80	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,004.20	1.43	1,000.00	1,023.37	1.44	0.29
Class K	1,000.00	1,005.90	0.01	1,000.00	1,024.79	0.01	0.00
Class R	1,000.00	1,003.00	2.69	1,000.00	1,022.11	2.72	0.54
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$1,011.90	$0.35	$1,000.00	$1,024.44	$0.36	0.07%
Investor A	1,000.00	1,010.70	1.46	1,000.00	1,023.34	1.47	0.29
Class K	1,000.00	1,012.00	0.01	1,000.00	1,024.79	0.01	0.00
Class R	1,000.00	1,009.30	2.62	1,000.00	1,022.18	2.64	0.53

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” above for further information on how expenses were calculated.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses (continued)	BlackRock LifePath® Smart Beta Funds

Expense Examples (continued)

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$1,017.90	$0.25	$1,000.00	$1,024.54	$0.25	0.05%
Investor A	1,000.00	1,016.00	1.52	1,000.00	1,023.29	1.52	0.30
Class K	1,000.00	1,017.10	0.01	1,000.00	1,024.79	0.01	0.00
Class R	1,000.00	1,015.50	2.73	1,000.00	1,022.09	2.74	0.55
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$1,023.10	$0.19	$1,000.00	$1,024.61	$0.19	0.04%
Investor A	1,000.00	1,021.60	1.55	1,000.00	1,023.26	1.55	0.31
Class K	1,000.00	1,023.20	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	1,021.00	2.64	1,000.00	1,022.18	2.64	0.53
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$1,026.20	$0.35	$1,000.00	$1,024.45	$0.35	0.07%
Investor A	1,000.00	1,025.30	1.55	1,000.00	1,023.26	1.55	0.31
Class K	1,000.00	1,027.40	0.02	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,023.90	2.69	1,000.00	1,022.14	2.69	0.54
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$1,028.70	$0.48	$1,000.00	$1,024.32	$0.48	0.10%
Investor A	1,000.00	1,027.70	1.66	1,000.00	1,023.16	1.65	0.33
Class K	1,000.00	1,029.70	0.02	1,000.00	1,024.77	0.02	0.00
Class R	1,000.00	1,026.90	2.67	1,000.00	1,022.16	2.67	0.53
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$1,028.80	$0.51	$1,000.00	$1,024.29	$0.51	0.10%
Investor A	1,000.00	1,027.30	1.54	1,000.00	1,023.27	1.54	0.31
Class K	1,000.00	1,028.20	0.02	1,000.00	1,024.77	0.02	0.00
Class R	1,000.00	1,026.20	2.68	1,000.00	1,022.15	2.68	0.53
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$1,030.10	$0.32	$1,000.00	$1,024.48	$0.32	0.06%
Investor A	1,000.00	1,028.40	1.78	1,000.00	1,023.04	1.77	0.35
Class K	1,000.00	1,029.40	0.01	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,026.80	2.75	1,000.00	1,022.09	2.74	0.55
BlackRock LifePath® Smart Beta 2060 Fund
Institutional	$1,000.00	$1,028.10	$0.55	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	1,026.70	1.74	1,000.00	1,023.07	1.74	0.35
Class K	1,000.00	1,029.30	0.05	1,000.00	1,024.74	0.05	0.01
Class R	1,000.00	1,026.30	3.03	1,000.00	1,021.80	3.03	0.60

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

DISCLOSURE OF EXPENSES	23

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.9%

Equity Funds — 42.7%
iShares Core MSCI Emerging Markets ETF	1,100	$62,535
iShares Edge MSCI Min Vol EAFE ETF	9,601	711,434
iShares Edge MSCI Min Vol Emerging Markets ETF	900	55,026
iShares Edge MSCI Min Vol USA ETF	34,123	1,775,761
iShares Edge MSCI Multifactor Intl ETF	23,670	689,271
iShares Edge MSCI Multifactor USA ETF	56,200	1,778,168
iShares Edge MSCI Multifactor USA Small-Cap ETF	14,700	574,388
iShares Global REIT ETF	2,740	67,952

		5,714,535

Fixed Income Funds — 58.0%
BlackRock Total Factor Fund, Class K	197,864	2,024,150
iShares Edge High Yield Defensive Bond ETF	9,500	470,345
iShares Edge Investment Grade Enhanced Bond ETF	91,500	4,405,725
iShares TIPS Bond ETF	7,767	874,642

		7,774,862

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	31,350	31,350

Total Affiliated Investment Companies — 100.9% (Cost: $13,044,336)		13,520,747
Liabilities in Excess of Other Assets — (0.9)%		(123,139)

Net Assets — 100.0%		$13,397,608

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,307	—	(28,957	)(b)	31,350	$31,350	$269		$—	$—
BlackRock Total Factor Fund, Class K	—	201,113	(3,249)		197,864	2,024,150	—		105	15,745
iShares 20+ Year Treasury Bond ETF	10,598	1,625	(12,223)		—	—	13,062		14,461	(35,820)
iShares Core MSCI Emerging Markets ETF	—	1,100	—		1,100	62,535	—		—	(1,516)
iShares Edge High Yield Defensive Bond ETF	—	9,700	(200)		9,500	470,345	2,335		91	(1,285)
iShares Edge Investment Grade Enhanced Bond ETF	—	91,700	(200)		91,500	4,405,725	12,710		(48)	(65,426)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	900	—		900	55,026	—		—	(1,085)
iShares Edge MSCI Min Vol EAFE ETF	43,451	4,250	(38,100)		9,601	711,434	17,635		387,761	(313,793)
iShares Edge MSCI Min Vol USA ETF	60,303	6,520	(32,700)		34,123	1,775,761	26,783		205,398	(153,537)
iShares Edge MSCI Multifactor Intl ETF	11,450	14,120	(1,900)		23,670	689,271	6,031		9,482	412
iShares Edge MSCI Multifactor USA ETF	—	57,100	(900)		56,200	1,778,168	—		150	5,740
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	—	(3,300)		14,700	574,388	3,807		18,598	(11,972)
iShares Edge U.S. Fixed Income Balanced Risk ETF	56,113	5,080	(61,193)		—	—	49,761		(45,081)	(108,921)
iShares Global REIT ETF	3,140	—	(400)		2,740	67,952	1,494		689	(1,721)
iShares TIPS Bond ETF	11,922	2,745	(6,900)		7,767	874,642	13,098		(1,727)	(9,435)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	1,321	(c)	(763)	—

						$13,520,747	$148,306		$589,116	$(682,614)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$5,714,535	$—	$—	$5,714,535
Fixed Income Funds(a)	7,774,862	—	—	7,774,862
Short-Term Securities	31,350	—	—	31,350

	$13,520,747	$—	$—	$13,520,747

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.1%

Equity Funds — 47.9%
iShares Core MSCI Emerging Markets ETF	4,200	$238,770
iShares Edge MSCI Min Vol EAFE ETF	17,688	1,310,681
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	195,648
iShares Edge MSCI Min Vol USA ETF	59,722	3,107,933
iShares Edge MSCI Multifactor Intl ETF	58,574	1,705,675
iShares Edge MSCI Multifactor USA ETF	125,200	3,961,328
iShares Edge MSCI Multifactor USA Small-Cap ETF	25,500	996,387
iShares Global REIT ETF	11,490	284,952

		11,801,374

Fixed Income Funds — 52.2%
BlackRock Total Factor Fund, Class K	363,946	3,723,170
iShares Edge High Yield Defensive Bond ETF	15,000	742,650
iShares Edge Investment Grade Enhanced Bond ETF	146,900	7,073,235
iShares TIPS Bond ETF	11,966	1,347,491

		12,886,546

Total Affiliated Investment Companies — 100.1% (Cost: $23,570,728)		24,687,920
Liabilities in Excess of Other Assets — (0.1)%		(17,902)

Net Assets — 100.0%		$24,670,018

(a)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	99,722	—	(99,722	)(b)	—	$—	$328		$—	$—
BlackRock Total Factor Fund, Class K	—	366,642	(2,696)		363,946	3,723,170	—		135	28,035
iShares 20+ Year Treasury Bond ETF	16,154	1,615	(17,769)		—	—	20,830		14,614	(57,090)
iShares Core MSCI Emerging Markets ETF	—	5,000	(800)		4,200	238,770	—		(1,249)	(5,191)
iShares Edge High Yield Defensive Bond ETF	—	15,000	—		15,000	742,650	3,611		—	(2,200)
iShares Edge Investment Grade Enhanced Bond ETF	—	146,900	—		146,900	7,073,235	19,949		—	(102,412)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	3,700	(500)		3,200	195,648	—		(607)	(3,563)
iShares Edge MSCI Min Vol EAFE ETF	68,008	3,380	(53,700)		17,688	1,310,681	26,952		571,831	(451,307)
iShares Edge MSCI Min Vol USA ETF	93,562	8,660	(42,500)		59,722	3,107,933	43,052		272,272	(193,899)
iShares Edge MSCI Multifactor Intl ETF	104,374	6,000	(51,800)		58,574	1,705,675	54,332		290,091	(234,603)
iShares Edge MSCI Multifactor USA ETF	1,400	130,500	(6,700)		125,200	3,961,328	423		(2)	18,033
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,100	900	(1,500)		25,500	996,387	5,738		7,600	(497)
iShares Edge U.S. Fixed Income Balanced Risk ETF	73,740	6,600	(80,340)		—	—	69,795		(84,677)	(138,199)
iShares Global REIT ETF	21,340	1,550	(11,400)		11,490	284,952	10,873		289	(14,573)
iShares TIPS Bond ETF	16,646	3,340	(8,020)		11,966	1,347,491	18,471		(4,162)	(14,210)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	2,007	(c)	(504)	—

						$24,687,920	$276,361		$1,065,631	$(1,171,676)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$11,801,374	$—	$—	$11,801,374
Fixed Income Funds(a)	12,886,546	—	—	12,886,546

	$24,687,920	$—	$—	$24,687,920

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.1%

Equity Funds — 58.9%
iShares Core MSCI Emerging Markets ETF	7,700	$437,745
iShares Edge MSCI Min Vol EAFE ETF	16,275	1,205,978
iShares Edge MSCI Min Vol Emerging Markets ETF	2,900	177,306
iShares Edge MSCI Min Vol USA ETF	51,510	2,680,580
iShares Edge MSCI Multifactor Intl ETF	93,312	2,717,246
iShares Edge MSCI Multifactor USA ETF	190,074	6,013,941
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,912	778,042
iShares Global REIT ETF	38,994	967,051

		14,977,889

Fixed Income Funds — 40.9%
BlackRock Total Factor Fund, Class K	368,099	3,765,657
iShares Edge High Yield Defensive Bond ETF	11,300	559,463
iShares Edge Investment Grade Enhanced Bond ETF	107,900	5,195,385
iShares TIPS Bond ETF	7,738	871,376

		10,391,881

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	71,156	71,156

Total Affiliated Investment Companies — 100.1% (Cost: $23,908,936)		25,440,926
Liabilities in Excess of Other Assets — (0.1)%		(27,298)

Net Assets — 100.0%		$25,413,628

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	80,353	—	(9,197	)(b)	71,156	$71,156	$456		$—	$—
BlackRock Total Factor Fund, Class K	—	373,959	(5,859)		368,099	3,765,657	—		526	29,130
iShares 20+ Year Treasury Bond ETF	16,512	2,250	(18,762)		—	—	20,047		25,945	(57,584)
iShares Core MSCI Emerging Markets ETF	—	7,700	—		7,700	437,745	—		—	(11,518)
iShares Edge High Yield Defensive Bond ETF	—	11,300	—		11,300	559,463	2,624		—	(1,543)
iShares Edge Investment Grade Enhanced Bond ETF	—	107,900	—		107,900	5,195,385	14,478		—	(76,289)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	2,900	—		2,900	177,306	42,863		—	(3,469)
iShares Edge MSCI Min Vol EAFE ETF	79,035	6,140	(68,900)		16,275	1,205,978	31,711		663,292	(531,756)
iShares Edge MSCI Min Vol USA ETF	99,375	9,535	(57,400)		51,510	2,680,580	—		377,968	(288,956)
iShares Edge MSCI Multifactor Intl ETF	181,012	10,200	(97,900)		93,312	2,717,246	95,617		548,068	(458,137)
iShares Edge MSCI Multifactor USA ETF	71,344	142,430	(23,700)		190,074	6,013,941	17,503		95,614	(11,401)
iShares Edge MSCI Multifactor USA Small-Cap ETF	24,312	—	(4,400)		19,912	778,042	5,143		22,126	(13,458)
iShares Edge U.S. Fixed Income Balanced Risk ETF	57,627	4,340	(61,967)		—	—	49,987		(54,391)	(99,494)
iShares Global REIT ETF	66,294	4,300	(31,600)		38,994	967,051	30,105		18,344	(36,996)
iShares TIPS Bond ETF	14,513	3,795	(10,570)		7,738	871,376	15,323		(2,022)	(10,560)
SL Liquidity Series, LLC, Money Market Series	281,059	—	(281,059	)(b)	—	—	2,525	(c)	(402)	—

						$25,440,926	$328,382		$1,695,068	$(1,572,031)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$14,977,889	$—	$—	$14,977,889
Fixed Income Funds(a)	10,391,881	—	—	10,391,881
Short-Term Securities	71,156	—	—	71,156

	$25,440,926	$—	$—	$25,440,926

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.5%

Equity Funds — 68.2%
iShares Core MSCI Emerging Markets ETF	10,800	$613,980
iShares Edge MSCI Min Vol EAFE ETF	11,464	849,482
iShares Edge MSCI Min Vol Emerging Markets ETF	2,200	134,508
iShares Edge MSCI Min Vol USA ETF	35,923	1,869,433
iShares Edge MSCI Multifactor Intl ETF	115,260	3,356,371
iShares Edge MSCI Multifactor USA ETF	228,609	7,233,189
iShares Edge MSCI Multifactor USA Small-Cap ETF	14,700	574,388
iShares Global REIT ETF	58,113	1,441,202

		16,072,553

Fixed Income Funds — 32.3%
BlackRock Total Factor Fund, Class K	334,223	3,419,106
iShares Edge High Yield Defensive Bond ETF	7,200	356,472
iShares Edge Investment Grade Enhanced Bond ETF	69,900	3,365,685
iShares TIPS Bond ETF	4,304	484,673

		7,625,936

Total Affiliated Investment Companies — 100.5% (Cost: $21,798,450)		23,698,489
Liabilities in Excess of Other Assets — (0.5)%		(110,731)

Net Assets — 100.0%		$23,587,758

(a)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	108,965	—	(108,965	)(b)	—	$—	$380		$—	$—
BlackRock Total Factor Fund, Class K	—	336,871	(2,648)		334,223	3,419,106	—		114	26,792
iShares 20+ Year Treasury Bond ETF	11,222	1,940	(13,162)		—	—	14,463		9,815	(39,946)
iShares Core MSCI Emerging Markets ETF	—	10,900	(100)		10,800	613,980	—		(118)	(16,752)
iShares Edge High Yield Defensive Bond ETF	—	7,200	—		7,200	356,472	1,733		—	(974)
iShares Edge Investment Grade Enhanced Bond ETF	—	70,300	(400)		69,900	3,365,685	9,862		(64)	(50,251)
iShares Edge MSCI Min Vol EAFE ETF	57,244	5,720	(51,500)		11,464	849,482	22,620		511,259	(415,414)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	2,200	—		2,200	134,508	—		—	(2,651)
iShares Edge MSCI Min Vol USA ETF	77,103	6,920	(48,100)		35,923	1,869,433	35,229		292,651	(234,704)
iShares Edge MSCI Multifactor Intl ETF	172,660	13,100	(70,500)		115,260	3,356,371	89,828		361,585	(266,638)
iShares Edge MSCI Multifactor USA ETF	131,229	121,380	(24,000)		228,609	7,233,189	34,765		58,695	73,861
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	1,000	—		14,700	574,388	3,096		—	2,009
iShares Edge U.S. Fixed Income Balanced Risk ETF	27,714	2,920	(30,634)		—	—	26,451		(37,198)	(47,373)
iShares Global REIT ETF	79,643	6,270	(27,800)		58,113	1,441,202	39,886		(7,917)	(36,302)
iShares TIPS Bond ETF	8,384	2,310	(6,390)		4,304	484,673	8,799		(3,500)	(5,296)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	1,309	(c)	(655)	—

						$23,698,489	$288,421		$1,184,667	$(1,013,639)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,072,553	$—	$—	$16,072,553
Fixed Income Funds(a)	7,625,936	—	—	7,625,936

	$23,698,489	$—	$—	$23,698,489

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.1%

Equity Funds — 77.0%
iShares Core MSCI Emerging Markets ETF	10,000	$568,500
iShares Edge MSCI Min Vol EAFE ETF	5,050	374,205
iShares Edge MSCI Min Vol Emerging Markets ETF	900	55,026
iShares Edge MSCI Min Vol USA ETF	15,673	815,623
iShares Edge MSCI Multifactor Intl ETF	97,309	2,833,638
iShares Edge MSCI Multifactor USA ETF	190,171	6,017,010
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,200	281,333
iShares Global REIT ETF	52,330	1,297,784

		12,243,119

Fixed Income Funds — 22.9%
BlackRock Total Factor Fund, Class K	188,870	1,932,136
iShares Edge High Yield Defensive Bond ETF	2,900	143,579
iShares Edge Investment Grade Enhanced Bond ETF	29,200	1,405,980
iShares TIPS Bond ETF	1,422	160,131

		3,641,826

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	32,992	32,992

		32,992

Total Affiliated Investment Companies — 100.1% (Cost: $14,329,143)		15,917,937
Liabilities in Excess of Other Assets — (0.1)%		(12,911)

Net Assets — 100.0%		$15,905,026

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	110,667	—	(77,675	)(b)	32,992	$32,992	$286		$—	$—
BlackRock Total Factor Fund, Class K	—	188,870	—		188,870	1,932,136	—		—	15,136
iShares 20+ Year Treasury Bond ETF	7,021	1,450	(8,471)		—	—	8,509		11,940	(23,857)
iShares Core MSCI Emerging Markets ETF	—	10,000	—		10,000	568,500	—		—	(15,280)
iShares Edge High Yield Defensive Bond ETF	—	2,900	—		2,900	143,579	698		—	(392)
iShares Edge Investment Grade Enhanced Bond ETF	—	29,200	—		29,200	1,405,980	4,040		—	(20,703)
iShares Edge MSCI Min Vol EAFE ETF	38,208	4,042	(37,200)		5,050	374,205	15,488		370,639	(308,891)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	900	—		900	55,026	—		—	(1,084)
iShares Edge MSCI Min Vol USA ETF	55,122	6,851	(46,300)		15,673	815,623	23,942		292,013	(243,810)
iShares Edge MSCI Multifactor Intl ETF	144,925	8,484	(56,100)		97,309	2,833,638	76,367		310,879	(225,770)
iShares Edge MSCI Multifactor USA ETF	178,171	66,300	(54,300)		190,171	6,017,010	43,998		275,768	(98,617)
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,000	—	(1,800)		7,200	281,333	1,897		10,199	(6,738)
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,038	660	(9,698)		—	—	7,935		(9,882)	(14,735)
iShares Global REIT ETF	85,600	9,630	(42,900)		52,330	1,297,784	39,749		22,704	(45,869)
iShares TIPS Bond ETF	4,207	1,085	(3,870)		1,422	160,131	4,160		(748)	(2,217)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	755	(c)	(356)	—

						$15,917,937	$227,824		$1,283,156	$(992,827)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$12,243,119	$—	$—	$12,243,119
Fixed Income Funds(a)	3,641,826	—	—	3,641,826
Short-Term Securities	32,992	—	—	32,992

	$15,917,937	$—	$—	$15,917,937

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 85.2%
iShares Core MSCI Emerging Markets ETF	13,094	$744,394
iShares Edge MSCI Min Vol EAFE ETF	2,904	215,186
iShares Edge MSCI Min Vol Emerging Markets ETF	600	36,684
iShares Edge MSCI Min Vol USA ETF	9,214	479,497
iShares Edge MSCI Multifactor Intl ETF	116,250	3,385,200
iShares Edge MSCI Multifactor USA ETF	225,856	7,146,084
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	190,290
iShares Global REIT ETF	66,109	1,639,503

		13,836,838

Fixed Income Funds — 14.6%
BlackRock Total Factor Fund, Class K	152,268	1,557,702
iShares Edge High Yield Defensive Bond ETF	4,000	198,040
iShares Edge Investment Grade Enhanced Bond ETF	12,700	611,505

		2,367,247

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57% (a)	30,348	30,348

Total Affiliated Investment Companies — 100.0% (Cost: $14,242,049)		16,234,433
Liabilities in Excess of Other Assets — 0.0%		(518)

Net Assets — 100.0%		$16,233,915

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	92,080	—	(61,732	)(b)	30,348	$30,348	$317		$—	$—
BlackRock Total Factor Fund, Class K	—	152,268	—		152,268	1,557,702	—		—	12,202
iShares 20+ Year Treasury Bond ETF	3,735	1,025	(4,760)		—	—	5,115		(310)	(11,717)
iShares Core MSCI Emerging Markets ETF	—	13,094	—		13,094	744,394	—		—	(19,829)
iShares Edge High Yield Defensive Bond ETF	—	4,000	—		4,000	198,040	963		—	(541)
iShares Edge Investment Grade Enhanced Bond ETF	—	12,700	—		12,700	611,505	1,782		—	(9,130)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	600	—		600	36,684	—		—	(723)
iShares Edge MSCI Min Vol EAFE ETF	19,004	3,300	(19,400)		2,904	215,186	7,585		134,037	(95,918)
iShares Edge MSCI Min Vol USA ETF	35,844	5,320	(31,950)		9,214	479,497	17,362		192,100	(170,262)
iShares Edge MSCI Multifactor Intl ETF	107,560	17,290	(8,600)		116,250	3,385,200	56,993		6,058	65,597
iShares Edge MSCI Multifactor USA ETF	209,406	34,650	(18,200)		225,856	7,146,084	57,775		23,630	164,366
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	—	—		4,870	190,290	1,077		—	1,236
iShares Edge U.S. Fixed Income Balanced Risk ETF	500	—	(500)		—	—	394		(1,262)	37
iShares Global REIT ETF	82,369	11,140	(27,400)		66,109	1,639,503	43,141		(10,486)	(40,824)
iShares TIPS Bond ETF	1,573	470	(2,043)		—	—	1,418		(1,082)	(567)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	457	(c)	(227)	—

						$16,234,433	$194,379		$342,458	$(106,073)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2040 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$13,836,838	$—	$—	$13,836,838
Fixed Income Funds(a)	2,367,247	—	—	2,367,247
Short-Term Securities	30,348	—	—	30,348

	$16,234,433	$—	$—	$16,234,433

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 91.0%
iShares Core MSCI Emerging Markets ETF	9,160	$520,746
iShares Edge MSCI Min Vol EAFE ETF	907	67,209
iShares Edge MSCI Min Vol USA ETF	2,038	106,057
iShares Edge MSCI Multifactor Intl ETF	89,091	2,594,330
iShares Edge MSCI Multifactor USA ETF	163,839	5,183,866
iShares Edge MSCI Multifactor USA Small-Cap ETF	2,850	111,361
iShares Global REIT ETF	51,175	1,269,140

		9,852,709

Fixed Income Funds — 8.8%
BlackRock Total Factor Fund, Class K	74,868	765,903
iShares Edge High Yield Defensive Bond ETF	2,700	133,677
iShares Edge Investment Grade Enhanced Bond ETF	1,000	48,150

		947,730

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	22,030	22,030

Total Affiliated Investment Companies — 100.0% (Cost: $9,329,155)		10,822,469
Other Assets Less Liabilities — 0.0%.		686

Net Assets — 100.0%		$10,823,155

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,212	—	(85,182	)(b)	22,030	$22,030	$231		$—	$—
BlackRock Total Factor Fund, Class K	—	74,868	—		74,868	765,903	—		—	5,903
iShares 20+ Year Treasury Bond ETF	1,142	230	(1,372)		—	—	1,404		554	(3,256)
iShares Core MSCI Emerging Markets ETF	—	9,160	—		9,160	520,746	—		—	(14,168)
iShares Edge High Yield Defensive Bond ETF	—	2,700	—		2,700	133,677	650		—	(365)
iShares Edge Investment Grade Enhanced Bond ETF	—	1,000	—		1,000	48,150	140		—	(719)
iShares Edge MSCI Min Vol EAFE ETF	8,677	1,930	(9,700)		907	67,209	3,383		84,829	(70,325)
iShares Edge MSCI Min Vol USA ETF	9,578	2,260	(9,800)		2,038	106,057	4,150		49,630	(42,250)
iShares Edge MSCI Multifactor Intl ETF	125,551	11,440	(47,900)		89,091	2,594,330	66,570		208,967	(139,473)
iShares Edge MSCI Multifactor USA ETF	205,439	22,900	(64,500)		163,839	5,183,866	50,931		265,852	(81,514)
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,450	—	(600)		2,850	111,361	736		3,246	(2,131)
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	—	(350)		—	—	326		(1,054)	26
iShares Global REIT ETF	81,943	8,920	(39,688)		51,175	1,269,140	37,920		14,452	(39,461)
iShares TIPS Bond ETF	380	80	(460)		—	—	339		(195)	(66)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	121	(c)	(57)	—

						$10,822,469	$166,901		$626,224	$(387,799)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$9,852,709	$—	$—	$9,852,709
Fixed Income Funds(a)	947,730	—	—	947,730
Short-Term Securities	22,030	—	—	22,030

	$10,822,469	$—	$—	$10,822,469

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.1%

Equity Funds — 93.2%
iShares Core MSCI Emerging Markets ETF	11,200	$636,720
iShares Edge MSCI Multifactor Intl ETF	112,492	3,275,767
iShares Edge MSCI Multifactor USA ETF	201,645	6,380,048
iShares Edge MSCI Multifactor USA Small-Cap ETF	2,250	87,916
iShares Global REIT ETF	63,702	1,579,809

		11,960,260

Fixed Income Funds — 6.6%
BlackRock Total Factor Fund, Class K	70,145	717,587
iShares Edge High Yield Defensive Bond ETF	2,600	128,726

		846,313

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	37,914	37,914

		37,914

Total Affiliated Investment Companies — 100.1% (Cost: $11,022,977)		12,844,487
Liabilities in Excess of Other Assets — (0.1)%		(12,662)

Net Assets — 100.0%		$12,831,825

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,526	—	(43,612	)(b)	37,914	$37,914	$261		$—	$—
BlackRock Total Factor Fund, Class K	—	70,145	—		70,145	717,587	—		—	5,587
iShares 20+ Year Treasury Bond ETF	150	60	(210)		—	—	191		(274)	45
iShares Core MSCI Emerging Markets ETF	—	11,400	(200)		11,200	636,720	—		(237)	(16,938)
iShares Edge High Yield Defensive Bond ETF	—	2,800	(200)		2,600	128,726	650		(62)	(393)
iShares Edge MSCI Min Vol EAFE ETF	3,798	1,400	(5,198)		—	—	1,499		41,054	(33,484)
iShares Edge MSCI Min Vol USA ETF	1,958	1,100	(3,058)		—	—	919		10,740	(8,936)
iShares Edge MSCI Multifactor Intl ETF	143,342	20,850	(51,700)		112,492	3,275,767	77,284		184,602	(105,380)
iShares Edge MSCI Multifactor USA ETF	239,115	32,430	(69,900)		201,645	6,380,048	61,927		222,427	(11,235)
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	—	(1,900)		2,250	87,916	891		9,148	(8,472)
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,394	—	(1,394)		—	—	1,169		(1,279)	(2,299)
iShares Global REIT ETF	92,272	17,930	(46,500)		63,702	1,579,809	45,530		6,356	(40,721)
SL Liquidity Series, LLC, Money Market Series	142,126	—	(142,126	)(b)	—	—	54	(c)	235	—

						$12,844,487	$190,375		$472,710	$(222,226)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$11,960,260	$—	$—	$11,960,260
Fixed Income Funds(a)	846,313	—	—	846,313
Short-Term Securities	37,914	—	—	37,914

	$12,844,487	$—	$—	$12,844,487

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.4%

Equity Funds — 93.4%
iShares Core MSCI Emerging Markets ETF	3,460	$196,701
iShares Edge MSCI Multifactor Intl ETF	35,168	1,024,092
iShares Edge MSCI Multifactor USA ETF	62,780	1,986,359
iShares Edge MSCI Multifactor USA Small-Cap ETF	950	37,120
iShares Global REIT ETF	19,797	490,966

		3,735,238

Fixed Income Funds — 6.7%
BlackRock Total Factor Fund, Class K	22,165	226,752
iShares Edge High Yield Defensive Bond ETF	845	41,836

		268,588

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	11,227	11,227

		11,227

Total Affiliated Investment Companies — 100.4% (Cost: $3,426,818)		4,015,053
Liabilities in Excess of Other Assets — (0.4)%		(15,383)

Net Assets — 100.0%		$3,999,670

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	40,223	—	(28,996	)(b)	11,227	$11,227	$89		$—	$—
BlackRock Total Factor Fund, Class K	—	22,165	—		22,165	226,752	—		—	1,752
iShares 20+ Year Treasury Bond ETF	60	—	(60)		—	—	76		(172)	17
iShares Core MSCI Emerging Markets ETF	—	3,460	—		3,460	196,701	—		—	(5,157)
iShares Edge High Yield Defensive Bond ETF	—	845	—		845	41,836	204		—	(114)
iShares Edge MSCI Min Vol EAFE ETF	1,307	200	(1,507)		—	—	516		14,039	(11,862)
iShares Edge MSCI Min Vol USA ETF	607	268	(875)		—	—	287		3,375	(2,859)
iShares Edge MSCI Multifactor Intl ETF	49,868	4,600	(19,300)		35,168	1,024,092	27,052		84,322	(53,294)
iShares Edge MSCI Multifactor USA ETF	83,201	8,359	(28,780)		62,780	1,986,359	20,705		104,458	(23,694)
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	—	(500)		950	37,120	301		2,803	(2,139)
iShares Edge U.S. Fixed Income Balanced Risk ETF	496	50	(546)		—	—	415		(456)	(806)
iShares Global REIT ETF	32,147	3,700	(16,050)		19,797	490,966	14,925		2,521	(12,736)
SL Liquidity Series, LLC, Money Market Series	40,269	—	(40,269	)(b)	—	—	255	(c)	(22)	—

						$4,015,053	$64,825		$210,868	$(110,892)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$3,735,238	$—	$—	$3,735,238
Fixed Income Funds(a)	268,588	—	—	268,588
Short-Term Securities	11,227	—	—	11,227

	$4,015,053	$—	$—	$4,015,053

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) April 30, 2018	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 112.2%

Equity Funds — 104.9%
iShares Core MSCI Emerging Markets ETF	1,050	$59,693
iShares Edge MSCI Multifactor Intl ETF	10,735	312,603
iShares Edge MSCI Multifactor USA ETF	19,122	605,020
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	10,941
iShares Global REIT ETF	5,980	148,304

		1,136,561

Fixed Income Funds — 7.2%
BlackRock Total Factor Fund, Class K	6,404	65,512
iShares Edge High Yield Defensive Bond ETF	255	12,625

		78,137

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57%(a)	707	707

		707

Total Affiliated Investment Companies — 112.2% (Cost: $1,138,838)		1,215,405
Liabilities in Excess of Other Assets — (12.2)%		(131,704)

Net Assets — 100.0%		$1,083,701

(a)	Annualized 7-day yield as of period end.
(b)	During the six months ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,164	—	(49,457	)(b)	707	$707	$26	$—	$—
BlackRock Total Factor Fund, Class K	—	6,404	—		6,404	65,512	—	—	512
iShares 20+ Year Treasury Bond ETF	12	25	(37)		—	—	20	(86)	4
iShares Core MSCI Emerging Markets ETF	—	1,050	—		1,050	59,693	—	—	(1,555)
iShares Edge High Yield Defensive Bond ETF	—	255	—		255	12,625	61	—	(35)
iShares Edge MSCI Min Vol EAFE ETF	260	60	(320)		—	—	103	824	(251)
iShares Edge MSCI Min Vol USA ETF	185	40	(225)		—	—	82	405	(342)
iShares Edge MSCI Multifactor Intl ETF	11,295	1,390	(1,950)		10,735	312,603	5,982	(406)	6,332
iShares Edge MSCI Multifactor USA ETF	18,860	2,090	(1,828)		19,122	605,020	5,171	(736)	15,582
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	—	—		280	10,941	62	—	71
iShares Edge U.S. Fixed Income Balanced Risk ETF	112	20	(132)		—	—	107	(333)	11
iShares Global REIT ETF	7,310	730	(2,060)		5,980	148,304	3,855	(2,081)	(2,723)

						$1,215,405	$15,469	$(2,413)	$17,606

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$1,136,561	$—	$—	$1,136,561
Fixed Income Funds(a)	78,137	—	—	78,137
Short-Term Securities	707	—	—	707

	$1,215,405	$—	$—	$1,215,405

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	43

Statements of Assets and Liabilities  (unaudited)

April 30, 2018

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

ASSETS
Investments at value — affiliated(a)	$13,520,747	$24,687,920	$25,440,926	$23,698,489	$15,917,937
Receivables:
Investments sold	15,610	400,801	25,307	247,091	10,407
Capital shares sold	8,795	15,614	36,980	26,236	30,595
Dividends — affiliated	43	85	157	43	46
From the Manager	54,510	56,755	54,832	52,005	51,685
Prepaid expenses	43,586	43,965	44,042	43,581	43,569

Total assets	13,643,291	25,205,140	25,602,244	24,067,445	16,054,239

LIABILITIES
Bank overdraft	—	766	—	212,471	—
Payables:
Investments purchased	24,086	390,234	46,173	—	14,450
Capital shares redeemed	98,584	10,640	8	130,733	134
Custodian fees	10,395	12,739	13,100	11,305	13,174
Trustees’ and Officer’s fees	1,307	1,360	8,224	1,282	1,314
Other accrued expenses	41,194	41,542	41,307	41,153	41,849
Other affiliates	464	1,020	1,065	1,137	1,081
Printing fees	30,263	31,613	33,500	37,474	35,029
Professional fees	27,058	27,321	27,134	29,485	29,438
Service and distribution fees	2,500	5,495	4,778	5,428	2,754
Board consolidation	151	156	159	157	141
Transfer agent fees	9,681	12,236	13,168	9,062	9,849

Total liabilities	245,683	535,122	188,616	479,687	149,213

NET ASSETS	$13,397,608	$24,670,018	$25,413,628	$23,587,758	$15,905,026

NET ASSETS CONSIST OF
Paid-in capital	$12,324,275	$22,479,817	$22,195,180	$20,506,065	$13,039,297
Undistributed (distributions in excess of) net investment income	14,884	17,650	(642)	3,646	(1,472)
Accumulated net realized gain	582,038	1,055,359	1,687,100	1,178,008	1,278,407
Net unrealized appreciation (depreciation)	476,411	1,117,192	1,531,990	1,900,039	1,588,794

NET ASSETS	$13,397,608	$24,670,018	$25,413,628	$23,587,758	$15,905,026

(a) Investments at cost — affiliated	$13,044,336	$23,570,728	$23,908,936	$21,798,450	$14,329,143

NET ASSET VALUE
Institutional
Net assets	$2,390,898	$2,239,035	$2,084,612	$1,896,240	$1,560,774

Shares outstanding(a)	226,086	205,706	189,743	179,807	136,700

Net asset value	$10.58	$10.88	$10.99	$10.55	$11.42

Investor A
Net assets	$7,824,521	$13,659,356	$17,013,388	$14,358,266	$9,357,589

Shares outstanding(a)	744,928	1,266,278	1,557,210	1,372,870	826,345

Net asset value	$10.50	$10.79	$10.93	$10.46	$11.32

Class K
Net assets	$912,630	$2,378,886	$2,458,495	$1,506,790	$2,456,300

Shares outstanding(a)	86,267	218,928	223,405	142,685	215,053

Net asset value	$10.58	$10.87	$11.00	$10.56	$11.42

Class R
Net assets	$2,269,559	$6,392,741	$3,857,133	$5,826,462	$2,530,363

Shares outstanding(a)	215,906	598,103	355,770	559,382	225,601

Net asset value	$10.51	$10.69	$10.84	$10.42	$11.22

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2018

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

ASSETS
Investments at value — affiliated(a)	$16,234,433	$10,822,469	$12,844,487	$4,015,053	$1,215,405
Receivables:
Investments sold	—	15,815	18,981	—	2,911
Capital shares sold	34,234	32,345	33,783	2,726	—
Dividends — affiliated	44	39	67	16	2
From the Manager	51,943	51,350	49,997	44,997	50,713
Deferred offering costs	—	—	—	—	5,342
Prepaid expenses	43,853	43,551	43,516	41,282	17,330

Total assets	16,364,507	10,965,569	12,990,831	4,104,074	1,291,703

LIABILITIES
Payables:
Investments purchased	—	16,000	31,727	2,930	2,843
Capital shares redeemed	85	1,558	1,456	17	—
Custodian fees	12,491	12,551	8,603	9,983	8,789
Trustees’ and Officer’s fees	1,296	1,296	1,294	1,282	3,216
Offering costs payable	—	—	—	—	99,715
Other accrued expenses	41,402	41,233	41,286	40,595	39,489
Other affiliates	1,083	1,009	846	194	—
Printing fees	34,792	31,455	30,775	24,364	21,923
Professional fees	26,915	26,868	27,284	23,325	31,872
Service and distribution fees	3,832	2,168	2,734	158	15
Board consolidation	151	156	164	167	140
Transfer agent fees	8,545	8,120	12,837	1,389	—

Total liabilities	130,592	142,414	159,006	104,404	208,002

NET ASSETS	$16,233,915	$10,823,155	$12,831,825	$3,999,670	$1,083,701

NET ASSETS CONSIST OF
Paid-in capital	$13,891,343	$8,763,021	$10,619,579	$3,222,633	$1,007,244
Undistributed net investment income	10,342	336	4,083	2,506	2,365
Accumulated net realized gain (loss)	339,846	566,484	386,653	186,296	(2,475)
Net unrealized appreciation (depreciation)	1,992,384	1,493,314	1,821,510	588,235	76,567

NET ASSETS	$16,233,915	$10,823,155	$12,831,825	$3,999,670	$1,083,701

(a) Investments at cost — affiliated	$14,242,049	$9,329,155	$11,022,977	$3,426,818	$1,138,838

NET ASSET VALUE
Institutional
Net assets	$678,773	$794,264	$408,255	$264,934	$21,527

Shares outstanding(a)	60,942	63,559	35,027	21,742	2,000

Net asset value	$11.14	$12.50	$11.66	$12.19	$10.76

Investor A
Net assets	$8,473,566	$6,755,231	$8,346,423	$475,655	$27,386

Shares outstanding(a)	768,082	548,650	724,425	39,161	2,547

Net asset value	$11.03	$12.31	$11.52	$12.15	$10.75

Class K
Net assets	$1,941,347	$991,733	$875,128	$2,932,392	$1,012,219

Shares outstanding(a)	174,145	79,179	74,903	240,304	94,010

Net asset value	$11.15	$12.53	$11.68	$12.20	$10.77

Class R
Net assets	$5,140,229	$2,281,927	$3,202,019	$326,689	$22,569

Shares outstanding(a)	467,982	187,059	279,269	27,107	2,101

Net asset value	$10.98	$12.20	$11.47	$12.05	$10.74

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations  (unaudited)

Six Months Ended April 30, 2018

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$146,985	$274,354	$325,857	$287,112	$227,069
Securities lending income — affiliated — net	1,321	2,007	2,525	1,309	755
Other income	721	721	721	721	721

Total investment income	149,027	277,082	329,103	289,142	228,545

EXPENSES
Accounting services	29,239	29,239	29,238	29,239	29,239
Registration	28,978	29,152	29,405	28,978	28,979
Professional	28,122	24,195	23,886	23,049	22,934
Service and distribution — class specific	17,727	35,852	35,527	34,253	22,481
Printing	9,646	10,248	10,968	12,026	11,211
Custodian	6,924	8,086	8,345	7,271	8,228
Trustees and Officer	3,768	7,695	9,144	3,794	3,794
Administration	3,020	5,335	5,662	5,146	3,639
Transfer agent — class specific	1,824	2,799	2,653	3,581	2,513
Administration — class specific	1,423	2,511	2,663	2,423	1,711
Board consolidation	151	156	159	157	141
Miscellaneous	6,565	6,616	6,657	6,605	7,093

Total expenses	137,387	161,884	164,307	156,522	141,963
Less:
Administration fees waived	(3,020)	(5,335)	(5,662)	(5,146)	(3,639)
Administration fees waived — class specific	(89)	(189)	(266)	(152)	(241)
Transfer agent fees waived and/or reimbursed — class specific	(246)	(246)	(296)	(295)	(403)
Fees waived and/or reimbursed by the Manager	(113,175)	(115,162)	(117,582)	(110,894)	(110,909)

Total expenses after fees waived and/or reimbursed	20,857	40,952	40,501	40,035	26,771

Net investment income	128,170	236,130	288,602	249,107	201,774

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	589,059	1,065,233	1,693,849	1,183,214	1,281,568
Capital gain distributions from investment companies — affiliated	57	398	1,219	1,453	1,588

	589,116	1,065,631	1,695,068	1,184,667	1,283,156

Net change in unrealized appreciation (depreciation) on Investments — affiliated	(682,614)	(1,171,676)	(1,572,031)	(1,013,639)	(992,827)

Net realized and unrealized gain (loss)	(93,498)	(106,045)	123,037	171,028	290,329

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,672	$130,085	$411,639	$420,135	$492,103

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2018

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

INVESTMENT INCOME
Dividends — affiliated	$193,922	$166,780	$190,321	$64,570	$15,469
Securities lending income — affiliated — net	457	121	54	255	—
Other income	721	721	721	721	721

Total investment income	195,100	167,622	191,096	65,546	16,190

EXPENSES
Accounting services	29,239	29,239	29,239	29,239	29,239
Registration	29,083	28,979	29,147	25,090	5,315
Service and distribution — class specific	24,042	17,071	20,728	2,529	86
Professional	22,571	22,718	22,618	23,524	23,507
Printing	11,019	9,972	9,814	7,616	18,225
Custodian	8,118	8,026	5,055	6,663	3,420
Trustees and Officer	3,767	3,749	3,757	3,697	2,990
Administration	3,425	2,461	2,813	928	230
Transfer agent — class specific	2,433	2,677	2,136	1,063	161
Administration — class specific	1,611	1,158	1,325	438	108
Offering	—	—	—	—	66,434
Board consolidation	151	156	164	167	140
Miscellaneous	6,561	6,539	6,549	6,239	5,706

Total expenses	142,020	132,745	133,345	107,193	155,561
Less:
Administration fees waived	(3,425)	(2,461)	(2,813)	(928)	(230)
Administration fees waived — class specific	(171)	(89)	(88)	(343)	(108)
Transfer agent fees waived and/or reimbursed — class specific	(386)	(468)	(399)	(666)	(132)
Fees waived and/or reimbursed by the Manager	(110,292)	(109,154)	(106,110)	(102,178)	(154,917)

Total expenses after fees waived and/or reimbursed	27,746	20,573	23,935	3,078	174

Net investment income	167,354	147,049	167,161	62,468	16,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	340,950	624,722	471,002	210,276	(2,546)
Capital gain distributions from investment companies — affiliated	1,508	1,502	1,708	592	133

	342,458	626,224	472,710	210,868	(2,413)

Net change in unrealized appreciation (depreciation) on Investments — affiliated	(106,073)	(387,799)	(222,226)	(110,892)	17,606

Net realized and unrealized gain	236,385	238,425	250,484	99,976	15,193

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,739	$385,474	$417,645	$162,444	$31,209

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund
	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$128,170	$377,012	$236,130	$588,974
Net realized gain	589,116	218,632	1,065,631	340,669
Net change in unrealized appreciation (depreciation)	(682,614)	994,332	(1,171,676)	2,103,251

Net increase in net assets resulting from operations	34,672	1,589,976	130,085	3,032,894

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(44,103)	(25,458)	(59,518)	(1,859)
Investor A	(139,002)	(201,450)	(279,069)	(293,936)
Class K	(17,925)	(18,322)	(40,553)	(18,568)
Class R	(66,471)	(79,770)	(150,861)	(135,638)
From net realized gain:
Institutional	(4,256)	—	(19,171)	(234)
Investor A	(15,864)	—	(104,814)	(39,808)
Class K	(1,683)	—	(12,977)	(2,091)
Class R	(8,702)	—	(63,372)	(22,240)

Decrease in net assets resulting from distributions to shareholders	(298,006)	(325,000)	(730,335)	(514,374)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,926,367)	(3,137,051)	(337,760)	(3,770,129)

NET ASSETS
Total decrease in net assets	(2,189,701)	(1,872,075)	(938,010)	(1,251,609)
Beginning of period	15,587,309	17,459,384	25,608,028	26,859,637

End of period	$13,397,608	$15,587,309	$24,670,018	$25,608,028

Undistributed net investment income, end of period	$14,884	$154,215	$17,650	$311,521

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2025 Fund		BlackRock LifePath® Smart Beta 2030 Fund
	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$288,602	$653,100	$249,107	$527,231
Net realized gain	1,695,068	141,885	1,184,667	309,633
Net change in unrealized appreciation (depreciation)	(1,572,031)	3,137,252	(1,013,639)	2,751,937

Net increase in net assets resulting from operations	411,639	3,932,237	420,135	3,588,801

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(50,295)	(1,332)	(43,687)	(5,697)
Investor A	(360,349)	(242,208)	(321,519)	(207,539)
Class K	(68,947)	(34,259)	(38,153)	(44,209)
Class R	(222,911)	(152,203)	(144,141)	(92,555)
From net realized gain:
Institutional	(4,308)	(677)	(17,052)	(3,531)
Investor A	(35,004)	(143,511)	(142,153)	(152,187)
Class K	(5,884)	(16,738)	(14,747)	(26,271)
Class R	(24,170)	(104,768)	(71,512)	(85,146)

Decrease in net assets resulting from distributions to shareholders	(771,868)	(695,696)	(792,964)	(617,135)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(4,520,246)	(618,765)	(773,778)	(652,620)

NET ASSETS
Total increase (decrease) in net assets	(4,880,475)	2,617,776	(1,146,607)	2,319,046
Beginning of period	30,294,103	27,676,327	24,734,365	22,415,319

End of period	$25,413,628	$30,294,103	$23,587,758	$24,734,365

Undistributed (distributions in excess of) net investment income, end of period	$(642)	$413,258	$3,646	$302,039

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$201,774	$415,777	$167,354	$317,856
Net realized gain	1,283,156	18,948	342,458	148,934
Net change in unrealized appreciation (depreciation)	(992,827)	2,776,496	(106,073)	2,236,010

Net increase in net assets resulting from operations	492,103	3,211,221	403,739	2,702,800

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(33,059)	(1,299)	(13,959)	(1,476)
Investor A	(186,542)	(128,063)	(171,428)	(97,853)
Class K	(55,614)	(32,428)	(42,979)	(19,924)
Class R	(161,285)	(88,211)	(106,635)	(55,748)
From net realized gain:
Institutional	(5,308)	(1,289)	(3,887)	(2,179)
Investor A	(34,876)	(152,003)	(54,884)	(176,316)
Class K	(8,909)	(30,238)	(11,871)	(27,524)
Class R	(32,690)	(123,392)	(38,621)	(135,050)

Decrease in net assets resulting from distributions to shareholders	(518,283)	(556,923)	(444,264)	(516,070)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,017,123)	(1,641,581)	575,789	(2,785,252)

NET ASSETS
Total increase (decrease) in net assets	(4,043,303)	1,012,717	535,264	(598,522)
Beginning of period	19,948,329	18,935,612	15,698,651	16,297,173

End of period	$15,905,026	$19,948,329	$16,233,915	$15,698,651

Undistributed (distributions in excess of) net investment income, end of period	$(1,472)	$233,254	$10,342	$177,989

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund
	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$147,049	$242,570	$167,161	$251,384
Net realized gain (loss)	626,224	(12,932)	472,710	(52,125)
Net change in unrealized appreciation (depreciation)	(387,799)	2,052,139	(222,226)	2,231,173

Net increase in net assets resulting from operations	385,474	2,281,777	417,645	2,430,432

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(17,224)	(1,255)	(9,010)	(2,986)
Investor A	(130,062)	(64,566)	(164,441)	(74,595)
Class K	(19,683)	(12,861)	(12,769)	(12,079)
Class R	(117,533)	(41,319)	(119,280)	(45,340)
From net realized gain:
Institutional	—	(2,013)	—	(4,328)
Investor A	—	(128,899)	—	(132,168)
Class K	—	(19,405)	—	(16,461)
Class R	—	(112,918)	—	(105,400)

Decrease in net assets resulting from distributions to shareholders	(284,502)	(383,236)	(305,500)	(393,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,693,052)	(1,212,978)	(1,767,117)	63,429

NET ASSETS
Total increase (decrease) in net assets	(2,592,080)	685,563	(1,654,972)	2,100,504
Beginning of period	13,415,235	12,729,672	14,486,797	12,386,293

End of period	$10,823,155	$13,415,235	$12,831,825	$14,486,797

Undistributed net investment income, end of period	$336	$137,789	$4,083	$142,422

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2055 Fund		BlackRock LifePath® Smart Beta 2060 Fund
	Six Months Ended 04/30/18 (unaudited)	Year Ended 10/31/17	Six Months Ended 04/30/18 (unaudited)	Period from 05/31/17(b) to 10/31/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,468	$95,142	$16,016	$12,811
Net realized gain (loss)	210,868	(16,868)	(2,413)	(62)
Net change in unrealized appreciation (depreciation)	(110,892)	743,013	17,606	58,961

Net increase in net assets resulting from operations	162,444	821,287	31,209	71,710

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(5,871)	(332)	(527)	—
Investor A	(8,737)	(6,080)	(499)	—
Class K	(72,854)	(31,500)	(25,006)	—
Class R	(34,538)	(9,089)	(468)	—
From net realized gain:
Institutional	—	(447)	—	—
Investor A	—	(9,507)	—	—
Class K	—	(39,258)	—	—
Class R	—	(17,070)	—	—

Decrease in net assets resulting from distributions to shareholders	(122,000)	(113,283)	(26,500)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,053,444)	542,718	6,532	1,000,750

NET ASSETS
Total increase (decrease) in net assets	(1,013,000)	1,250,722	11,241	1,072,460
Beginning of period	5,012,670	3,761,948	1,072,460	—

End of period	$3,999,670	$5,012,670	$1,083,701	$1,072,460

Undistributed net investment income, end of period	$2,506	$62,038	$2,365	$12,849

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b) Commencement of operations.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)		2017	2016	2015	2014
Net asset value, beginning of period	$10.80		$9.98	$10.35	$11.33	$11.41	$10.72

Net investment income(b)	0.10		0.27	0.21	0.17	0.23	0.23
Net realized and unrealized gain (loss)	(0.09)		0.78	0.14	(0.18)	0.48	0.90

Net increase (decrease) from investment operations	0.01		1.05	0.35	(0.01)	0.71	1.13

Distributions(c)
From net investment income	(0.21)		(0.23)	(0.30)	(0.39)	(0.27)	(0.18)
From net realized gain	(0.02)		—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.23)		(0.23)	(0.72)	(0.97)	(0.79)	(0.44)

Net asset value, end of period	$10.58		$10.80	$9.98	$10.35	$11.33	$11.41

Total Return(d)
Based on net asset value	0.10	%(e)	10.78%	3.67%	(0.13)%	6.61%	10.93	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.74	%(g)	1.55%	1.25%	1.53%	1.21%	1.69	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.09	%(g)	0.08%	0.15%	0.12%	0.22%	0.31	%(g)

Net investment income(f)	1.87	%(g)	2.60%	2.14%	1.58%	2.09%	2.58	%(g)

Supplemental Data
Net assets, end of period (000)	$2,391		$1,666	$1,072	$991	$119	$51

Portfolio turnover rate	76%		125%	34%	41%	42%	97	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)	2017	2016	2015	2014
Investments in underlying funds	0.16%	0.22%	0.60%	0.54%	0.42%	0.28%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.70		$9.89	$10.25	$11.23	$11.32	$10.63

Net investment income(a)	0.09		0.25	0.18	0.15	0.21	0.24
Net realized and unrealized gain (loss)	(0.09)		0.76	0.14	(0.19)	0.47	0.85

Net increase (decrease) from investment operations	0.00		1.01	0.32	(0.04)	0.68	1.09

Distributions(b)
From net investment income	(0.18)		(0.20)	(0.26)	(0.36)	(0.25)	(0.14)
From net realized gain	(0.02)		—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.20)		(0.20)	(0.68)	(0.94)	(0.77)	(0.40)

Net asset value, end of period	$10.50		$10.70	$9.89	$10.25	$11.23	$11.32

Total Return(c)
Based on net asset value	(0.02	)%(d)	10.41%	3.39%	(0.42)%	6.38%	10.59%

Ratios to Average Net Assets
Total expenses(e)	1.93	%(f)	1.74%	1.63%	1.63%	1.27%	1.58%

Total expenses after fees waived and/or reimbursed(e)	0.29	%(f)	0.34%	0.44%	0.42%	0.47%	0.56%

Net investment income(e)	1.76	%(f)	2.40%	1.83%	1.43%	1.92%	2.22%

Supplemental Data
Net assets, end of period (000)	$7,825		$8,709	$10,138	$12,179	$17,321	$15,076

Portfolio turnover rate	76%		125%	34%	41%	42%	97%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.22%	0.60%	0.54%	0.42%	0.28%

(f)	Annualized.

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.80		$9.99	$10.35	$11.34	$11.42	$10.72

Net investment income(b)	0.11		0.26	0.21	0.19	0.25	0.26
Net realized and unrealized gain (loss)	(0.09)		0.79	0.15	(0.20)	0.47	0.88

Net increase (decrease) from investment operations	0.02		1.05	0.36	(0.01)	0.72	1.14

Distributions(c)
From net investment income	(0.22)		(0.24)	(0.30)	(0.40)	(0.28)	(0.18)
From net realized gain	(0.02)		—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.24)		(0.24)	(0.72)	(0.98)	(0.80)	(0.44)

Net asset value, end of period	$10.58		$10.80	$9.99	$10.35	$11.34	$11.42

Total Return(d)
Based on net asset value	0.16	%(e)	10.73%	3.81%	(0.13)%	6.74%	11.03%

Ratios to Average Net Assets
Total expenses(f)	1.73	%(g)	1.52%	1.28%	1.29%	0.92%	1.30%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g),(h)	0.01%	0.09%	0.07%	0.12%	0.20%

Net investment income(f)	2.00	%(g)	2.55%	2.15%	1.75%	2.26%	2.45%

Supplemental Data
Net assets, end of period (000)	$913		$726	$806	$752	$608	$521

Portfolio turnover rate	76%		125%	34%	41%	42%	97%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.22%	0.60%	0.54%	0.42%	0.28%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.70		$9.88	$10.24	$11.23	$11.31	$10.62

Net investment income(a)	0.10		0.22	0.15	0.12	0.19	0.22
Net realized and unrealized gain (loss)	(0.11)		0.77	0.15	(0.19)	0.46	0.85

Net increase (decrease) from investment operations	(0.01)		0.99	0.30	(0.07)	0.65	1.07

Distributions(b)
From net investment income	(0.16)		(0.17)	(0.24)	(0.34)	(0.21)	(0.12)
From net realized gain	(0.02)		—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.18)		(0.17)	(0.66)	(0.92)	(0.73)	(0.38)

Net asset value, end of period	$10.51		$10.70	$9.88	$10.24	$11.23	$11.31

Total Return(c)
Based on net asset value	(0.14	)%(d)	10.14%	3.14%	(0.66)%	6.12%	10.42%

Ratios to Average Net Assets
Total expenses(e)	2.14	%(f)	2.05%	1.94%	1.95%	1.56%	1.86%

Total expenses after fees waived and/or reimbursed(e)	0.53	%(f)	0.58%	0.68%	0.66%	0.71%	0.80%

Net investment income(e)	1.81	%(f)	2.14%	1.58%	1.17%	1.67%	2.06%

Supplemental Data
Net assets, end of period (000)	$2,270		$4,486	$5,444	$6,317	$6,169	$5,983

Portfolio turnover rate	76%		125%	34%	41%	42%	97%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.22%	0.60%	0.54%	0.42%	0.28%

(f)	Annualized.

See notes to financial statements.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)		2017	2016	2015	2014	to 10/31/13
Net asset value, beginning of period	$11.17		$10.09	$10.47	$11.23	$11.47	$10.57

Net investment income(b)	0.12		0.24	0.15	0.18	0.21	0.10
Net realized and unrealized gain (loss)	(0.07)		1.08	0.19	(0.17)	0.53	1.23

Net increase from investment operations	0.05		1.32	0.34	0.01	0.74	1.33

Distributions(c)
From net investment income	(0.26)		(0.21)	(0.22)	(0.29)	(0.32)	(0.17)
From net realized gain	(0.08)		(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.34)		(0.24)	(0.72)	(0.77)	(0.98)	(0.43)

Net asset value, end of period	$10.88		$11.17	$10.09	$10.47	$11.23	$11.47

Total Return(d)
Based on net asset value	0.48	%(e)	13.27%	3.52%	0.11%	6.90%	13.05	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.05	%(g)	1.07%	1.08%	1.08%	0.95%	1.85	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.09	%(g)	0.10%	0.20%	0.17%	0.21%	0.30	%(g)

Net investment income(f)	2.11	%(g)	2.26%	1.56%	1.69%	1.85%	2.54	%(g)

Supplemental Data
Net assets, end of period (000)	$2,239		$299	$271	$58	$157	$83

Portfolio turnover rate	73%		133%	30%	45%	41%	91	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)	2017	2016	2015	2014
Investments in underlying funds	0.18%	0.23%	0.57%	0.54%	0.46%	0.34%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.05		$9.99	$10.37	$11.15	$11.40	$10.49

Net investment income(a)	0.10		0.25	0.15	0.13	0.19	0.23
Net realized and unrealized gain (loss)	(0.05)		1.03	0.16	(0.14)	0.51	1.07

Net increase (decrease) from investment operations	0.05		1.28	0.31	(0.01)	0.70	1.30

Distributions(b)
From net investment income	(0.23)		(0.19)	(0.19)	(0.29)	(0.29)	(0.13)
From net realized gain	(0.08)		(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.31)		(0.22)	(0.69)	(0.77)	(0.95)	(0.39)

Net asset value, end of period	$10.79		$11.05	$9.99	$10.37	$11.15	$11.40

Total Return(c)
Based on net asset value	0.42	%(d)	13.03%	3.24%	(0.13)%	6.56%	12.83%

Ratios to Average Net Assets
Total expenses(e)	1.25	%(f)	1.20%	1.37%	1.11%	1.18%	1.42%

Total expenses after fees waived and/or reimbursed(e)	0.29	%(f)	0.34%	0.45%	0.42%	0.46%	0.54%

Net investment income(e)	1.90	%(f)	2.42%	1.55%	1.27%	1.68%	2.10%

Supplemental Data
Net assets, end of period (000)	$13,659		$15,512	$15,719	$19,402	$22,144	$16,884

Portfolio turnover rate	73%		133%	30%	45%	41%	91%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.18%	0.23%	0.57%	0.54%	0.46%	0.34%

(f)	Annualized.

See notes to financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.15		$10.09	$10.46	$11.25	$11.48	$10.57

Net investment income(b)	0.12		0.27	0.19	0.17	0.22	0.26
Net realized and unrealized gain (loss)	(0.05)		1.05	0.17	(0.16)	0.54	1.08

Net increase from investment operations	0.07		1.32	0.36	0.01	0.76	1.34

Distributions(c)
From net investment income	(0.27)		(0.23)	(0.23)	(0.32)	(0.33)	(0.17)
From net realized gain	(0.08)		(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.35)		(0.26)	(0.73)	(0.80)	(0.99)	(0.43)

Net asset value, end of period	$10.87		$11.15	$10.09	$10.46	$11.25	$11.48

Total Return(d)
Based on net asset value	0.59	%(e)	13.33%	3.74%	0.11%	7.04%	13.16%

Ratios to Average Net Assets
Total expenses(f)	1.01	%(g)	0.93%	0.97%	0.75%	0.80%	1.09%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.01%	0.10%	0.07%	0.11%	0.18%

Net investment income(f)	2.12	%(g)	2.56%	1.88%	1.61%	2.01%	2.43%

Supplemental Data
Net assets, end of period (000)	$2,379		$1,689	$1,115	$1,585	$1,396	$946

Portfolio turnover rate	73%		133%	30%	45%	41%	91%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.18%	0.23%	0.57%	0.54%	0.46%	0.34%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.94		$9.89	$10.27	$11.06	$11.30	$10.41

Net investment income(a)	0.09		0.22	0.13	0.11	0.16	0.20
Net realized and unrealized gain (loss)	(0.06)		1.02	0.16	(0.16)	0.52	1.06

Net increase (decrease) from investment operations	0.03		1.24	0.29	(0.05)	0.68	1.26

Distributions(b)
From net investment income	(0.20)		(0.16)	(0.17)	(0.26)	(0.26)	(0.11)
From net realized gain	(0.08)		(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.28)		(0.19)	(0.67)	(0.74)	(0.92)	(0.37)

Net asset value, end of period	$10.69		$10.94	$9.89	$10.27	$11.06	$11.30

Total Return(c)
Based on net asset value	0.30	%(d)	12.68%	3.06%	(0.45)%	6.39%	12.50%

Ratios to Average Net Assets
Total expenses(e)	1.50	%(f)	1.43%	1.59%	1.38%	1.40%	1.65%

Total expenses after fees waived and/or reimbursed(e)	0.54	%(f)	0.59%	0.69%	0.66%	0.70%	0.78%

Net investment income(e)	1.73	%(f)	2.17%	1.31%	1.02%	1.46%	1.91%

Supplemental Data
Net assets, end of period (000)	$6,393		$8,107	$9,755	$11,429	$9,577	$8,991

Portfolio turnover rate	73%		133%	30%	45%	41%	91%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.18%	0.23%	0.57%	0.54%	0.46%	0.34%

(f)	Annualized.

See notes to financial statements.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)		2017	2016	2015	2014
Net asset value, beginning of period	$11.17		$9.95	$10.57	$11.51	$11.26	$10.16

Net investment income(b)	0.13		0.29	0.15	0.19	0.18	0.16
Net realized and unrealized gain (loss)	0.00	(c)	1.22	0.14	(0.20)	0.70	1.29

Net increase (decrease) from investment operations	0.13		1.51	0.29	(0.01)	0.88	1.45

Distributions(d)
From net investment income	(0.29)		(0.19)	(0.18)	(0.32)	(0.26)	(0.16)
From net realized gain	(0.02)		(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.31)		(0.29)	(0.91)	(0.93)	(0.63)	(0.35)

Net asset value, end of period	$10.99		$11.17	$9.95	$10.57	$11.51	$11.26

Total Return(e)
Based on net asset value	1.19	%(f)	15.60%	3.06%	(0.16)%	8.05%	14.89	%(f)

Ratios to Average Net Assets
Total expenses(g)	1.02	%(h)	1.13%	1.29%	0.84%	0.88%	1.84	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.07	%(h)	0.11%	0.19%	0.15%	0.20%	0.30	%(h)

Net investment income(g)	2.30	%(h)	2.80%	1.52%	1.72%	1.62%	2.38	%(h)

Supplemental Data
Net assets, end of period (000)	$2,085		$73	$68	$34	$437	$30

Portfolio turnover rate	63%		130%	36%	57%	49%	83	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)	2017	2016	2015	2014
Investments in underlying funds	0.20%	0.23%	0.61%	0.59%	0.47%	0.37%

(h)	Annualized.
(i)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.09		$9.87	$10.50	$11.44	$11.20	$10.09

Net investment income(a)	0.11		0.25	0.13	0.13	0.18	0.20
Net realized and unrealized gain (loss)	0.01		1.24	0.13	(0.17)	0.66	1.23

Net increase (decrease) from investment operations	0.12		1.49	0.26	(0.04)	0.84	1.43

Distributions(b)
From net investment income	(0.26)		(0.17)	(0.16)	(0.29)	(0.23)	(0.13)
From net realized gain	(0.02)		(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.28)		(0.27)	(0.89)	(0.90)	(0.60)	(0.32)

Net asset value, end of period	$10.93		$11.09	$9.87	$10.50	$11.44	$11.20

Total Return(c)
Based on net asset value	1.07	%(d)	15.40%	2.76%	(0.43)%	7.79%	14.60%

Ratios to Average Net Assets
Total expenses(e)	1.23	%(f)	1.20%	1.35%	1.20%	1.22%	1.45%

Total expenses after fees waived and/or reimbursed(e)	0.29	%(f)	0.34%	0.44%	0.42%	0.47%	0.54%

Net investment income(e)	1.97	%(f)	2.42%	1.33%	1.17%	1.63%	1.89%

Supplemental Data
Net assets, end of period (000)	$17,013		$17,126	$14,228	$15,324	$16,970	$17,803

Portfolio turnover rate	63%		130%	36%	57%	49%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.23%	0.61%	0.59%	0.47%	0.37%

(f)	Annualized.

See notes to financial statements.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.18		$9.96	$10.59	$11.53	$11.28	$10.16

Net investment income(b)	0.12		0.28	0.16	0.15	0.22	0.23
Net realized and unrealized gain (loss)	0.01		1.24	0.14	(0.15)	0.66	1.24

Net increase from investment operations	0.13		1.52	0.30	0.00	0.88	1.47

Distributions(c)
From net investment income	(0.29)		(0.20)	(0.20)	(0.33)	(0.26)	(0.16)
From net realized gain	(0.02)		(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.31)		(0.30)	(0.93)	(0.94)	(0.63)	(0.35)

Net asset value, end of period	$11.00		$11.18	$9.96	$10.59	$11.53	$11.28

Total Return(d)
Based on net asset value	1.20	%(e)	15.67%	3.16%	(0.06)%	8.14%	14.99%

Ratios to Average Net Assets
Total expenses(f)	0.98	%(g)	0.88%	0.97%	0.84%	0.88%	1.21%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.01%	0.09%	0.07%	0.12%	0.18%

Net investment income(f)	2.26	%(g)	2.63%	1.63%	1.36%	1.94%	2.19%

Supplemental Data
Net assets, end of period (000)	$2,458		$2,444	$2,651	$1,860	$570	$478

Portfolio turnover rate	63%		130%	36%	57%	49%	83%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.23%	0.61%	0.59%	0.47%	0.37%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.99		$9.79	$10.41	$11.36	$11.12	$10.03

Net investment income(a)	0.14		0.23	0.11	0.10	0.15	0.18
Net realized and unrealized gain (loss)	(0.04)		1.21	0.13	(0.17)	0.66	1.21

Net increase (decrease) from investment operations	0.10		1.44	0.24	(0.07)	0.81	1.39

Distributions(b)
From net investment income	(0.23)		(0.14)	(0.13)	(0.27)	(0.20)	(0.11)
From net realized gain	(0.02)		(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.25)		(0.24)	(0.86)	(0.88)	(0.57)	(0.30)

Net asset value, end of period	$10.84		$10.99	$9.79	$10.41	$11.36	$11.12

Total Return(c)
Based on net asset value	0.93	%(d)	15.05%	2.60%	(0.69)%	7.58%	14.23%

Ratios to Average Net Assets
Total expenses(e)	1.42	%(f)	1.47%	1.64%	1.48%	1.46%	1.72%

Total expenses after fees waived and/or reimbursed(e)	0.53	%(f)	0.58%	0.68%	0.66%	0.71%	0.77%

Net investment income(e)	2.61	%(f)	2.18%	1.09%	0.95%	1.31%	1.71%

Supplemental Data
Net assets, end of period (000)	$3,857		$10,651	$10,730	$10,912	$12,898	$8,411

Portfolio turnover rate	63%		130%	36%	57%	49%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.23%	0.61%	0.59%	0.47%	0.37%

(f)	Annualized.

See notes to financial statements.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)		2017	2016	2015	2014	to 10/31/13
Net asset value, beginning of period	$10.73		$9.44	$10.17	$11.03	$11.18	$9.96

Net investment income(b)	0.13		0.26	0.12	0.15	0.18	0.11
Net realized and unrealized gain (loss)	0.07		1.34	0.11	(0.14)	0.63	1.49

Net increase from investment operations	0.20		1.60	0.23	0.01	0.81	1.60

Distributions(c)
From net investment income	(0.27)		(0.19)	(0.19)	(0.25)	(0.28)	(0.16)
From net realized gain	(0.11)		(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.38)		(0.31)	(0.96)	(0.87)	(0.96)	(0.38)

Net asset value, end of period	$10.55		$10.73	$9.44	$10.17	$11.03	$11.18

Total Return(d)
Based on net asset value	1.79	%(e)	17.34%	2.64%	0.07%	7.65%	16.81	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.00	%(g)	1.07%	1.16%	1.06%	1.09%	1.92	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.05	%(g)	0.10%	0.19%	0.17%	0.22%	0.28	%(g)

Net investment income(f)	2.42	%(g)	2.57%	1.26%	1.47%	1.64%	2.30	%(g)

Supplemental Data
Net assets, end of period (000)	$1,896		$423	$286	$91	$110	$39

Portfolio turnover rate	57%		128%	34%	67%	66%	92	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.20%	0.24%	0.65%	0.61%	0.50%	0.42%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.63		$9.34	$10.07	$10.93	$11.08	$9.87

Net investment income(a)	0.11		0.23	0.11	0.12	0.16	0.19
Net realized and unrealized gain (loss)	0.07		1.34	0.09	(0.13)	0.63	1.36

Net increase (decrease) from investment operations	0.18		1.57	0.20	(0.01)	0.79	1.55

Distributions(b)
From net investment income	(0.24)		(0.16)	(0.16)	(0.23)	(0.26)	(0.12)
From net realized gain	(0.11)		(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.35)		(0.28)	(0.93)	(0.85)	(0.94)	(0.34)

Net asset value, end of period	$10.46		$10.63	$9.34	$10.07	$10.93	$11.08

Total Return(c)
Based on net asset value	1.60	%(d)	17.16%	2.30%	(0.19)%	7.46%	16.28%

Ratios to Average Net Assets
Total expenses(e)	1.26	%(f)	1.32%	1.39%	1.20%	1.18%	1.41%

Total expenses after fees waived and/or reimbursed(e)	0.30	%(f)	0.34%	0.43%	0.42%	0.47%	0.52%

Net investment income(e)	2.03	%(f)	2.36%	1.18%	1.16%	1.46%	1.83%

Supplemental Data
Net assets, end of period (000)	$14,358		$15,564	$12,222	$16,084	$20,020	$17,115

Portfolio turnover rate	57%		128%	34%	67%	66%	92%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.24%	0.65%	0.61%	0.50%	0.42%

(f)	Annualized.

See notes to financial statements.

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$10.75		$9.45		$10.18	$11.05	$11.19	$9.96

Net investment income(b)	0.13		0.28		0.14	0.14	0.20	0.21
Net realized and unrealized gain (loss)	0.06		1.34		0.10	(0.13)	0.63	1.40

Net increase from investment operations	0.19		1.62		0.24	0.01	0.83	1.61

Distributions(c)
From net investment income	(0.27)		(0.20)		(0.20)	(0.26)	(0.29)	(0.16)
From net realized gain	(0.11)		(0.12)		(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.38)		(0.32)		(0.97)	(0.88)	(0.97)	(0.38)

Net asset value, end of period	$10.56		$10.75		$9.45	$10.18	$11.05	$11.19

Total Return(d)
Based on net asset value	1.71	%(e)	17.52%		2.71%	0.07%	7.80%	16.80%

Ratios to Average Net Assets
Total expenses(f)	1.02	%(g)	0.92%		1.03%	0.85%	0.83%	1.09%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.00	%(h)	0.08%	0.07%	0.12%	0.16%

Net investment income(f)	2.35	%(g)	2.84%		1.48%	1.37%	1.80%	2.08%

Supplemental Data
Net assets, end of period (000)	$1,507		$1,587		$2,492	$1,751	$1,143	$1,021

Portfolio turnover rate	57%		128%		34%	67%	66%	92%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.24%	0.65%	0.61%	0.50%	0.42%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.57		$9.28	$10.01	$10.88	$11.02	$9.82

Net investment income(a)	0.10		0.20	0.08	0.09	0.13	0.18
Net realized and unrealized gain (loss)	0.07		1.34	0.10	(0.14)	0.63	1.34

Net increase (decrease) from investment operations	0.17		1.54	0.18	(0.05)	0.76	1.52

Distributions(b)
From net investment income	(0.21)		(0.13)	(0.14)	(0.20)	(0.22)	(0.10)
From net realized gain	(0.11)		(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.32)		(0.25)	(0.91)	(0.82)	(0.90)	(0.32)

Net asset value, end of period	$10.42		$10.57	$9.28	$10.01	$10.88	$11.02

Total Return(c)
Based on net asset value	1.55	%(d)	16.87%	2.10%	(0.56)%	7.26%	16.01%

Ratios to Average Net Assets
Total expenses(e)	1.51	%(f)	1.57%	1.64%	1.46%	1.43%	1.69%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(f)	0.59%	0.67%	0.66%	0.71%	0.76%

Net investment income(e)	1.96	%(f)	2.07%	0.91%	0.90%	1.19%	1.80%

Supplemental Data
Net assets, end of period (000)	$5,826		$7,160	$7,415	$9,265	$9,567	$7,634

Portfolio turnover rate	57%		128%	34%	67%	66%	92%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.24%	0.65%	0.61%	0.50%	0.42%

(f)	Annualized.

See notes to financial statements.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)		2017	2016	2015	2014
Net asset value, beginning of period	$11.48		$9.96	$10.49	$11.26	$11.34	$10.07

Net investment income(b)	0.15		0.30	0.11	0.15	0.16	0.13
Net realized and unrealized gain (loss)	0.12		1.56	0.11	(0.22)	0.72	1.60

Net increase (decrease) from investment operations	0.27		1.86	0.22	(0.07)	0.88	1.73

Distributions(c)
From net investment income	(0.28)		(0.17)	(0.18)	(0.21)	(0.23)	(0.22)
From net realized gain	(0.05)		(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.33)		(0.34)	(0.75)	(0.70)	(0.96)	(0.46)

Net asset value, end of period	$11.42		$11.48	$9.96	$10.49	$11.26	$11.34

Total Return(d)
Based on net asset value	2.31	%(e)	19.20%	2.40%	(0.77)%	8.17%	18.13	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.42	%(g)	1.56%	1.35%	1.18%	1.40%	2.35	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.04	%(g)	0.10%	0.18%	0.18%	0.22%	0.26	%(g)

Net investment income(f)	2.63	%(g)	2.84%	1.14%	1.37%	1.47%	2.20	%(g)

Supplemental Data
Net assets, end of period (000)	$1,561		$43	$76	$41	$102	$30

Portfolio turnover rate	43%		128%	37%	75%	61%	104	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.24%	0.68%	0.64%	0.50%	0.46%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.36		$9.86	$10.39	$11.16	$11.25	$9.97

Net investment income(a)	0.11		0.24	0.10	0.11	0.15	0.18
Net realized and unrealized gain (loss)	0.14		1.57	0.09	(0.21)	0.69	1.52

Net increase (decrease) from investment operations	0.25		1.81	0.19	(0.10)	0.84	1.70

Distributions(b)
From net investment income	(0.24)		(0.14)	(0.15)	(0.18)	(0.20)	(0.18)
From net realized gain	(0.05)		(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.29)		(0.31)	(0.72)	(0.67)	(0.93)	(0.42)

Net asset value, end of period	$11.32		$11.36	$9.86	$10.39	$11.16	$11.25

Total Return(c)
Based on net asset value	2.16	%(d)	18.85%	2.10%	(1.05)%	7.94%	17.66%

Ratios to Average Net Assets
Total expenses(e)	1.67	%(f)	1.60%	1.54%	1.38%	1.47%	2.08%

Total expenses after fees waived and/or reimbursed(e)	0.31	%(f)	0.34%	0.43%	0.42%	0.47%	0.51%

Net investment income(e)	2.03	%(f)	2.30%	0.99%	1.05%	1.35%	1.74%

Supplemental Data
Net assets, end of period (000)	$9,358		$9,853	$8,783	$11,053	$11,926	$8,329

Portfolio turnover rate	43%		128%	37%	75%	61%	104%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.68%	0.64%	0.50%	0.46%

(f)	Annualized.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.48		$9.97		$10.49	$11.27	$11.35	$10.07

Net investment income(b)	0.14		0.27		0.12	0.14	0.19	0.20
Net realized and unrealized gain (loss)	0.13		1.59		0.12	(0.22)	0.70	1.54

Net increase (decrease) from investment operations	0.27		1.86		0.24	(0.08)	0.89	1.74

Distributions(c)
From net investment income	(0.28)		(0.18)		(0.19)	(0.21)	(0.24)	(0.22)
From net realized gain	(0.05)		(0.17)		(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.33)		(0.35)		(0.76)	(0.70)	(0.97)	(0.46)

Net asset value, end of period	$11.42		$11.48		$9.97	$10.49	$11.27	$11.35

Total Return(d)
Based on net asset value	2.32	%(e)	19.20%		2.60%	(0.80)%	8.27%	18.01%

Ratios to Average Net Assets
Total expenses(f)	1.42	%(g)	1.23%		1.11%	0.99%	1.09%	1.70%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.00	%(h)	0.08%	0.07%	0.12%	0.15%

Net investment income(f)	2.39	%(g)	2.51%		1.21%	1.29%	1.74%	1.93%

Supplemental Data
Net assets, end of period (000)	$2,456		$1,989		$2,739	$1,327	$878	$719

Portfolio turnover rate	43%		128%		37%	75%	61%	104%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.68%	0.64%	0.50%	0.46%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.25		$9.77	$10.30	$11.08	$11.18	$9.92

Net investment income(a)	0.16		0.21	0.07	0.09	0.12	0.16
Net realized and unrealized gain (loss)	0.08		1.56	0.10	(0.22)	0.69	1.50

Net increase (decrease) from investment operations	0.24		1.77	0.17	(0.13)	0.81	1.66

Distributions(b)
From net investment income	(0.22)		(0.12)	(0.13)	(0.16)	(0.18)	(0.16)
From net realized gain	(0.05)		(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.27)		(0.29)	(0.70)	(0.65)	(0.91)	(0.40)

Net asset value, end of period	$11.22		$11.25	$9.77	$10.30	$11.08	$11.18

Total Return(c)
Based on net asset value	2.10	%(d)	18.56%	1.89%	(1.28)%	7.65%	17.30%

Ratios to Average Net Assets
Total expenses(e)	1.81	%(f)	1.85%	1.78%	1.67%	1.72%	2.36%

Total expenses after fees waived and/or reimbursed(e)	0.53	%(f)	0.57%	0.67%	0.66%	0.71%	0.75%

Net investment income(e)	2.95	%(f)	2.04%	0.74%	0.86%	1.08%	1.53%

Supplemental Data
Net assets, end of period (000)	$2,530		$8,064	$7,338	$7,374	$8,060	$4,797

Portfolio turnover rate	43%		128%	37%	75%	61%	104%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.68%	0.64%	0.50%	0.46%

(f)	Annualized.

See notes to financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)		2017	2016	2015	2014
Net asset value, beginning of period	$11.18		$9.70	$10.44	$11.52	$11.48	$9.96

Net investment income(b)	0.15		0.25	0.11	0.14	0.18	0.12
Net realized and unrealized gain (loss)	0.14		1.60	0.10	(0.19)	0.75	1.76

Net increase (decrease) from investment operations	0.29		1.85	0.21	(0.05)	0.93	1.88

Distributions(c)
From net investment income	(0.26)		(0.15)	(0.19)	(0.23)	(0.24)	(0.20)
From net realized gain	(0.07)		(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.33)		(0.37)	(0.95)	(1.03)	(0.89)	(0.36)

Net asset value, end of period	$11.14		$11.18	$9.70	$10.44	$11.52	$11.48

Total Return(d)
Based on net asset value	2.62	%(e)	19.65%	2.33%	(0.61)%	8.49%	19.72	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.47	%(g)	1.76%	1.49%	1.20%	1.26%	1.94	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.07	%(g)	0.10%	0.17%	0.17%	0.22%	0.26	%(g)

Net investment income(f)	2.62	%(g)	2.39%	1.10%	1.31%	1.56%	1.81	%(g)

Supplemental Data
Net assets, end of period (000)	$679		$92	$96	$102	$120	$88

Portfolio turnover rate	34%		136%	35%	93%	57%	102	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a) to 10/31/13
	(unaudited)	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.24%	0.73%	0.69%	0.54%	0.48%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.05		$9.59	$10.32	$11.40	$11.37	$9.86

Net investment income(a)	0.12		0.22	0.08	0.11	0.15	0.18
Net realized and unrealized gain (loss)	0.16		1.58	0.10	(0.19)	0.75	1.65

Net increase (decrease) from investment operations	0.28		1.80	0.18	(0.08)	0.90	1.83

Distributions(b)
From net investment income	(0.23)		(0.12)	(0.15)	(0.20)	(0.22)	(0.16)
From net realized gain	(0.07)		(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.30)		(0.34)	(0.91)	(1.00)	(0.87)	(0.32)

Net asset value, end of period	$11.03		$11.05	$9.59	$10.32	$11.40	$11.37

Total Return(c)
Based on net asset value	2.53	%(d)	19.33%	2.05%	(0.87)%	8.25%	19.08%

Ratios to Average Net Assets
Total expenses(e)	1.72	%(f)	1.84%	1.64%	1.36%	1.41%	1.80%

Total expenses after fees waived and/or reimbursed(e)	0.31	%(f)	0.34%	0.42%	0.42%	0.47%	0.51%

Net investment income(e)	2.08	%(f)	2.16%	0.88%	1.06%	1.36%	1.68%

Supplemental Data
Net assets, end of period (000)	$8,474		$8,601	$7,945	$9,543	$13,008	$11,640

Portfolio turnover rate	34%		136%	35%	93%	57%	102%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.73%	0.69%	0.54%	0.48%

(f)	Annualized.

See notes to financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.18		$9.70		$10.45	$11.53	$11.48	$9.96

Net investment income(b)	0.12		0.25		0.11	0.14	0.18	0.24
Net realized and unrealized gain (loss)	0.18		1.61		0.10	(0.18)	0.77	1.64

Net increase (decrease) from investment operations	0.30		1.86		0.21	(0.04)	0.95	1.88

Distributions(c)
From net investment income	(0.26)		(0.16)		(0.20)	(0.24)	(0.25)	(0.20)
From net realized gain	(0.07)		(0.22)		(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.33)		(0.38)		(0.96)	(1.04)	(0.90)	(0.36)

Net asset value, end of period	$11.15		$11.18		$9.70	$10.45	$11.53	$11.48

Total Return(d)
Based on net asset value	2.74	%(e)	19.77%		2.34%	(0.51)%	8.66%	19.49%

Ratios to Average Net Assets
Total expenses(f)	1.47	%(g)	1.44%		1.21%	0.97%	1.01%	1.46%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.00	%(h)	0.07%	0.07%	0.12%	0.15%

Net investment income(f)	2.13	%(g)	2.42%		1.15%	1.33%	1.61%	2.21%

Supplemental Data
Net assets, end of period (000)	$1,941		$1,261		$1,850	$1,162	$847	$468

Portfolio turnover rate	34%		136%		35%	93%	57%	102%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.73%	0.69%	0.54%	0.48%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.99		$9.53	$10.28	$11.36	$11.32	$9.83

Net investment income(a)	0.11		0.19	0.06	0.09	0.12	0.16
Net realized and unrealized gain (loss)	0.15		1.58	0.09	(0.19)	0.76	1.63

Net increase (decrease) from investment operations	0.26		1.77	0.15	(0.10)	0.88	1.79

Distributions(b)
From net investment income	(0.20)		(0.09)	(0.14)	(0.18)	(0.19)	(0.14)
From net realized gain	(0.07)		(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.27)		(0.31)	(0.90)	(0.98)	(0.84)	(0.30)

Net asset value, end of period	$10.98		$10.99	$9.53	$10.28	$11.36	$11.32

Total Return(c)
Based on net asset value	2.39	%(d)	19.06%	1.73%	(1.09)%	8.06%	18.71%

Ratios to Average Net Assets
Total expenses(e)	1.95	%(f)	2.06%	1.88%	1.64%	1.67%	2.10%

Total expenses after fees waived and/or reimbursed(e)	0.54	%(f)	0.58%	0.66%	0.66%	0.71%	0.75%

Net investment income(e)	2.00	%(f)	1.90%	0.63%	0.83%	1.07%	1.53%

Supplemental Data
Net assets, end of period (000)	$5,140		$5,745	$6,406	$7,303	$7,346	$5,786

Portfolio turnover rate	34%		136%	35%	93%	57%	102%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.21%	0.24%	0.73%	0.69%	0.54%	0.48%

(f)	Annualized.

See notes to financial statements.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)		2017	2016	2015	2014	to 10/31/13
Net asset value, beginning of period	$12.44		$10.65	$11.36	$12.25	$12.14	$10.38

Net investment income(b)	0.18		0.27	0.11	0.16	0.19	0.14
Net realized and unrealized gain (loss)	0.18		1.89	0.10	(0.22)	0.78	1.95

Net increase (decrease) from investment operations	0.36		2.16	0.21	(0.06)	0.97	2.09

Distributions(c)
From net investment income	(0.30)		(0.14)	(0.19)	(0.22)	(0.24)	(0.22)
From net realized gain	—		(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.30)		(0.37)	(0.92)	(0.83)	(0.86)	(0.33)

Net asset value, end of period	$12.50		$12.44	$10.65	$11.36	$12.25	$12.14

Total Return(d)
Based on net asset value	2.87	%(e)	20.93%	2.09%	(0.59)%	8.31%	20.95	%(e)

Ratios to Average Net Assets
Total expenses(f)	2.09	%(g)	2.10%	1.70%	1.64%	1.96%	2.93	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10	%(g)	0.10%	0.17%	0.17%	0.22%	0.25	%(g)

Net investment income(f)	2.86	%(g)	2.36%	1.03%	1.41%	1.61%	1.89	%(g)

Supplemental Data
Net assets, end of period (000)	$794		$118	$92	$71	$72	$73

Portfolio turnover rate	26%		131%	32%	80%	72%	101	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)	2017	2016	2015	2014	to 10/31/13
Investments in underlying funds	0.22%	0.26%	0.70%	0.67%	0.54%	0.51%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.23		$10.48	$11.19	$12.08	$11.99	$10.24

Net investment income(a)	0.14		0.23	0.08	0.13	0.15	0.18
Net realized and unrealized gain (loss)	0.20		1.87	0.09	(0.22)	0.78	1.86

Net increase (decrease) from investment operations	0.34		2.10	0.17	(0.09)	0.93	2.04

Distributions(b)
From net investment income	(0.26)		(0.12)	(0.15)	(0.19)	(0.22)	(0.18)
From net realized gain	—		(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.26)		(0.35)	(0.88)	(0.80)	(0.84)	(0.29)

Net asset value, end of period	$12.31		$12.23	$10.48	$11.19	$12.08	$11.99

Total Return(c)
Based on net asset value	2.77	%(d)	20.56%	1.81%	(0.84)%	8.02%	20.45%

Ratios to Average Net Assets
Total expenses(e)	2.28	%(f)	2.24%	1.98%	1.83%	2.00%	2.80%

Total expenses after fees waived and/or reimbursed(e)	0.33	%(f)	0.34%	0.42%	0.42%	0.47%	0.50%

Net investment income(e)	2.21	%(f)	2.08%	0.78%	1.12%	1.29%	1.59%

Supplemental Data
Net assets, end of period (000)	$6,755		$6,554	$5,808	$6,303	$6,396	$4,944

Portfolio turnover rate	26%		131%	32%	80%	72%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.26%	0.70%	0.67%	0.54%	0.51%

(f)	Annualized.

See notes to financial statements.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/2018		Year Ended October 31,
	(unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.46		$10.66		$11.37	$12.27	$12.16	$10.38

Net investment income(b)	0.16		0.25		0.11	0.17	0.20	0.22
Net realized and unrealized gain (loss)	0.21		1.93		0.11	(0.23)	0.78	1.89

Net increase (decrease) from investment operations	0.37		2.18		0.22	(0.06)	0.98	2.11

Distributions(c)
From net investment income	(0.30)		(0.15)		(0.20)	(0.23)	(0.25)	(0.22)
From net realized gain	—		(0.23)		(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.30)		(0.38)		(0.93)	(0.84)	(0.87)	(0.33)

Net asset value, end of period	$12.53		$12.46		$10.66	$11.37	$12.27	$12.16

Total Return(d)
Based on net asset value	2.97	%(e)	21.11%		2.19%	(0.57)%	8.38%	20.92%

Ratios to Average Net Assets
Total expenses(f)	2.09	%(g)	1.73%		1.53%	1.38%	1.60%	2.42%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.00	%(h)	0.07%	0.07%	0.12%	0.14%

Net investment income(f)	2.54	%(g)	2.19%		1.06%	1.48%	1.65%	1.95%

Supplemental Data
Net assets, end of period (000)	$992		$754		$1,558	$691	$589	$404

Portfolio turnover rate	26%		131%		32%	80%	72%	101%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.26%	0.70%	0.67%	0.54%	0.51%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.11		$10.37	$11.08	$11.99	$11.90	$10.16

Net investment income(a)	0.19		0.21	0.06	0.10	0.12	0.15
Net realized and unrealized gain (loss)	0.14		1.84	0.09	(0.22)	0.77	1.85

Net increase (decrease) from investment operations	0.33		2.05	0.15	(0.12)	0.89	2.00

Distributions(b)
From net investment income	(0.24)		(0.08)	(0.13)	(0.18)	(0.18)	(0.15)
From net realized gain	—		(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.24)		(0.31)	(0.86)	(0.79)	(0.80)	(0.26)

Net asset value, end of period	$12.20		$12.11	$10.37	$11.08	$11.99	$11.90

Total Return(c)
Based on net asset value	2.69	%(d)	20.32%	1.60%	(1.11)%	7.79%	20.14%

Ratios to Average Net Assets
Total expenses(e)	2.40	%(f)	2.44%	2.14%	2.05%	2.20%	3.04%

Total expenses after fees waived and/or reimbursed(e)	0.53	%(f)	0.57%	0.66%	0.66%	0.70%	0.74%

Net investment income(e)	3.06	%(f)	1.86%	0.56%	0.90%	1.00%	1.39%

Supplemental Data
Net assets, end of period (000)	$2,282		$5,989	$5,272	$6,078	$6,527	$3,447

Portfolio turnover rate	26%		131%	32%	80%	72%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.26%	0.70%	0.67%	0.54%	0.51%

(f)	Annualized.

See notes to financial statements.

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)		2017	2016	2015	2014	to 10/31/13
Net asset value, beginning of period	$11.60		$9.93	$10.53	$11.31	$11.11	$9.45

Net investment income(b)	0.17		0.23	0.10	0.15	0.16	0.13
Net realized and unrealized gain (loss)	0.16		1.79	0.08	(0.20)	0.77	1.87

Net increase (decrease) from investment operations	0.33		2.02	0.18	(0.05)	0.93	2.00

Distributions(c)
From net investment income	(0.27)		(0.14)	(0.16)	(0.19)	(0.21)	(0.20)
From net realized gain	—		(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.27)		(0.35)	(0.78)	(0.73)	(0.73)	(0.34)

Net asset value, end of period	$11.66		$11.60	$9.93	$10.53	$11.31	$11.11

Total Return(d)
Based on net asset value	2.88	%(e)	20.91%	1.92%	(0.54)%	8.69%	22.07	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.81	%(g)	1.87%	1.76%	1.58%	1.91%	3.16	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10	%(g)	0.09%	0.17%	0.17%	0.24%	0.24	%(g)

Net investment income(f)	2.93	%(g)	2.22%	1.01%	1.36%	1.49%	1.60	%(g)

Supplemental Data
Net assets, end of period (000)	$408		$73	$206	$172	$180	$136

Portfolio turnover rate	28%		122%	36%	77%	68%	93	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 11/27/12(a)
	(unaudited)	2017	2016	2015	2014	to 10/31/13
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%	0.54%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.45		$9.80	$10.40	$11.18	$11.00	$9.35

Net investment income(a)	0.13		0.21	0.07	0.11	0.14	0.15
Net realized and unrealized gain (loss)	0.18		1.77	0.08	(0.19)	0.75	1.80

Net increase (decrease) from investment operations	0.31		1.98	0.15	(0.08)	0.89	1.95

Distributions(b)
From net investment income	(0.24)		(0.12)	(0.13)	(0.16)	(0.19)	(0.16)
From net realized gain	—		(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.24)		(0.33)	(0.75)	(0.70)	(0.71)	(0.30)

Net asset value, end of period	$11.52		$11.45	$9.80	$10.40	$11.18	$11.00

Total Return(c)
Based on net asset value	2.73	%(d)	20.67%	1.63%	(0.79)%	8.38%	21.47%

Ratios to Average Net Assets
Total expenses(e)	1.96	%(f)	2.22%	2.15%	1.98%	2.27%	3.40%

Total expenses after fees waived and/or reimbursed(e)	0.31	%(f)	0.34%	0.42%	0.42%	0.48%	0.49%

Net investment income(e)	2.32	%(f)	2.02%	0.78%	1.07%	1.23%	1.52%

Supplemental Data
Net assets, end of period (000)	$8,346		$7,834	$6,110	$6,215	$5,965	$4,009

Portfolio turnover rate	28%		122%	36%	77%	68%	93%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%	0.54%

(f)	Annualized.

See notes to financial statements.

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Class K(a)
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.63		$9.94		$10.54	$11.32	$11.12	$9.45

Net investment income(b)	0.14		0.26		0.11	0.16	0.17	0.18
Net realized and unrealized gain (loss)	0.19		1.79		0.08	(0.20)	0.77	1.83

Net increase (decrease) from investment operations	0.33		2.05		0.19	(0.04)	0.94	2.01

Distributions(c)
From net investment income	(0.28)		(0.15)		(0.17)	(0.20)	(0.22)	(0.20)
From net realized gain	—		(0.21)		(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.28)		(0.36)		(0.79)	(0.74)	(0.74)	(0.34)

Net asset value, end of period	$11.68		$11.63		$9.94	$10.54	$11.32	$11.12

Total Return(d)
Based on net asset value	2.82	%(e)	21.21%		2.02%	(0.44)%	8.76%	21.94%

Ratios to Average Net Assets
Total expenses(f)	1.80	%(g)	1.58%		1.59%	1.40%	1.73%	2.82%

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(h)	0.00	%(h)	0.07%	0.07%	0.13%	0.13%

Net investment income(f)	2.45	%(g)	2.47%		1.08%	1.44%	1.55%	1.76%

Supplemental Data
Net assets, end of period (000)	$875		$437		$996	$669	$551	$344

Portfolio turnover rate	28%		122%		36%	77%	68%	93%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%	0.54%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.39		$9.74	$10.35	$11.14	$10.96	$9.31

Net investment income(a)	0.16		0.19	0.05	0.09	0.10	0.14
Net realized and unrealized gain (loss)	0.14		1.76	0.07	(0.19)	0.76	1.79

Net increase (decrease) from investment operations	0.30		1.95	0.12	(0.10)	0.86	1.93

Distributions(b)
From net investment income	(0.22)		(0.09)	(0.11)	(0.15)	(0.16)	(0.14)
From net realized gain	—		(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.22)		(0.30)	(0.73)	(0.69)	(0.68)	(0.28)

Net asset value, end of period	$11.47		$11.39	$9.74	$10.35	$11.14	$10.96

Total Return(c)
Based on net asset value	2.62	%(d)	20.46%	1.33%	(0.98)%	8.10%	21.31%

Ratios to Average Net Assets
Total expenses(e)	2.16	%(f)	2.34%	2.26%	2.11%	2.45%	3.66%

Total expenses after fees waived and/or reimbursed(e)	0.53	%(f)	0.57%	0.65%	0.66%	0.72%	0.73%

Net investment income(e)	2.89	%(f)	1.77%	0.55%	0.86%	0.93%	1.37%

Supplemental Data
Net assets, end of period (000)	$3,202		$6,143	$5,074	$5,743	$5,811	$2,626

Portfolio turnover rate	28%		122%	36%	77%	68%	93%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%	0.54%

(f)	Annualized.

See notes to financial statements.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund
	Institutional
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)		2017	2016	2015	2014	10/31/13
Net asset value, beginning of period	$12.13		$10.35	$11.09	$12.11	$11.43	$10.00

Net investment income(b)	0.19		0.25	0.11	0.15	0.19	0.08
Net realized and unrealized gain (loss)	0.18		1.84	0.09	(0.18)	0.87	1.35

Net increase (decrease) from investment operations	0.37		2.09	0.20	(0.03)	1.06	1.43

Distributions(c)
From net investment income	(0.31)		(0.13)	(0.14)	(0.18)	(0.26)	—
From net realized gain	—		(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.31)		(0.31)	(0.94)	(0.99)	(0.38)	—

Net asset value, end of period	$12.19		$12.13	$10.35	$11.09	$12.11	$11.43

Total Return(d)
Based on net asset value	3.01	%(e)	20.70%	2.05%	(0.31)%	9.28%	14.30	%(e)

Ratios to Average Net Assets
Total expenses(f)	4.85	%(g)	4.65%	5.36%	5.57%	6.44%	11.19	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.06	%(g)	0.10%	0.17%	0.18%	0.24%	0.24	%(g)

Net investment income(f)	3.02	%(g)	2.26%	1.08%	1.31%	1.60%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$265		$31	$26	$28	$30	$29

Portfolio turnover rate	22%		97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)	2017	2016	2015	2014	10/31/13
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense for Institutional would have been 12.47%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Investor A
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)		2017	2016	2015	2014	10/31/13
Net asset value, beginning of period	$12.06		$10.29	$11.04	$12.06	$11.42	$10.00

Net investment income(b)	0.13		0.23	0.08	0.11	0.13	0.06
Net realized and unrealized gain (loss)	0.21		1.83	0.08	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	0.34		2.06	0.16	(0.05)	1.01	1.42

Distributions(c)
From net investment income	(0.25)		(0.11)	(0.11)	(0.16)	(0.25)	—
From net realized gain	—		(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.25)		(0.29)	(0.91)	(0.97)	(0.37)	—

Net asset value, end of period	$12.15		$12.06	$10.29	$11.04	$12.06	$11.42

Total Return(d)
Based on net asset value	2.84	%(e)	20.51%	1.72%	(0.49)%	8.96%	14.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	5.24	%(g)	4.93%	5.63%	6.07%	6.74%	9.51	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.35	%(g)	0.35%	0.42%	0.42%	0.49%	0.49	%(g)

Net investment income(f)	2.15	%(g)	2.07%	0.75%	0.95%	1.08%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$476		$619	$525	$269	$201	$81

Portfolio turnover rate	22%		97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)	2017	2016	2015	2014	10/31/13
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Investor A would have been 10.80%.

See notes to financial statements.

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class K
	Six Months Ended 04/30/18		Year Ended October 31,					Period from 02/28/13(a) to
	(unaudited)		2017		2016	2015	2014	10/31/13
Net asset value, beginning of period	$12.15		$10.36		$11.10	$12.12	$11.44	$10.00

Net investment income(b)	0.17		0.26		0.12	0.16	0.20	0.08
Net realized and unrealized gain (loss)	0.19		1.85		0.09	(0.17)	0.87	1.36

Net increase (decrease) from investment operations	0.36		2.11		0.21	(0.01)	1.07	1.44

Distributions(c)
From net investment income	(0.31)		(0.14)		(0.15)	(0.20)	(0.27)	—
From net realized gain	—		(0.18)		(0.80)	(0.81)	(0.12)	—

Total distributions	(0.31)		(0.32)		(0.95)	(1.01)	(0.39)	—

Net asset value, end of period	$12.20		$12.15		$10.36	$11.10	$12.12	$11.44

Total Return(d)
Based on net asset value	2.94	%(e)	20.90%		2.17%	(0.20)%	9.46%	14.40	%(e)

Ratios to Average Net Assets
Total expenses(f)	4.79	%(g)	4.48%		4.95%	5.40%	6.05%	10.80	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(i)	0.00	%(i)	0.06%	0.07%	0.14%	0.14	%(g)

Net investment income(f)	2.71	%(g)	2.35%		1.17%	1.41%	1.70%	1.16	%(g)

Supplemental Data
Net assets, end of period (000)	$2,932		$2,817		$2,289	$2,243	$2,333	$2,203

Portfolio turnover rate	22%		97%		38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)	2017	2016	2015	2014	10/31/13
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Class K would have been 12.08%.
(i)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class R
	Six Months Ended 04/30/18		Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)		2017	2016	2015	2014	10/31/13
Net asset value, beginning of period	$11.98		$10.23	$11.00	$12.05	$11.40	$10.00

Net investment income(b)	0.22		0.20	0.05	0.06	0.12	0.04
Net realized and unrealized gain (loss)	0.10		1.83	0.10	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	0.32		2.03	0.15	(0.08)	0.98	1.40

Distributions(c)
From net investment income	(0.25)		(0.10)	(0.12)	(0.16)	(0.21)	—
From net realized gain	—		(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.25)		(0.28)	(0.92)	(0.97)	(0.33)	—

Net asset value, end of period	$12.05		$11.98	$10.23	$11.00	$12.05	$11.40

Total Return(d)
Based on net asset value	2.68	%(e)	20.21%	1.56%	(0.76)%	8.71%	14.00	%(e)

Ratios to Average Net Assets
Total expenses(f)	5.11	%(g)	5.19%	5.62%	5.94%	7.49%	11.84	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.55	%(g)	0.58%	0.66%	0.66%	0.73%	0.73	%(g)

Net investment income(f)	3.80	%(g)	1.76%	0.50%	0.56%	1.07%	0.57	%(g)

Supplemental Data
Net assets, end of period (000)	$327		$1,546	$922	$441	$38	$28

Portfolio turnover rate	22%		97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18	Year Ended October 31,				Period from 02/28/13(a) to
	(unaudited)	2017	2016	2015	2014	10/31/13
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses for Class R 13.12%.

See notes to financial statements.

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund
	Institutional
	Six Months Ended 04/30/18 (unaudited)		Period from 05/31/17(a) to 10/31/17
Net asset value, beginning of period	$10.72		$10.00

Net investment income(b)	0.15		0.13
Net realized and unrealized gain	0.15		0.59

Net increase from investment operations	0.30		0.72

Distributions(c)
From net investment income	(0.26)		—
From net realized gain	—		—

Total distributions	(0.26)		—

Net asset value, end of period	$10.76		$10.72

Total Return(d)(e)
Based on net asset value	2.81%		7.20%

Ratios to Average Net Assets(f)
Total expenses(g)	29.30	%(h)	29.68	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.11%		0.02%

Net investment income(g)	2.91%		3.05%

Supplemental Data
Net assets, end of period (000)	$22		$22

Portfolio turnover rate	18%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Period from 05/31/17(a) to 10/31/17
Investments in underlying funds	0.25%	0.25%

(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 29.32%.
(i)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.49%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Investor A
	Six Months Ended 04/30/18 (unaudited)		Period from 05/31/17(a) to 10/31/17
Net asset value, beginning of period	$10.71		$10.00

Net investment income(b)	0.14		0.12
Net realized and unrealized gain	0.15		0.59

Net increase from investment operations	0.29		0.71

Distributions(c)
From net investment income	(0.25)		—
From net realized gain	—		—

Total distributions	(0.25)		—

Net asset value, end of period	$10.75		$10.71

Total Return(d)(e)
Based on net asset value	2.67%		7.10%

Ratios to Average Net Assets(f)
Total expenses(g)	29.44	%(h)	29.88	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.35%		0.28%

Net investment income(g)	2.53%		2.78%

Supplemental Data
Net assets, end of period (000)	$27		$22

Portfolio turnover rate	18%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Period from 05/31/17(a) to 10/31/17
Investments in underlying funds	0.25%	0.25%

(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 29.45%.
(i)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.66%.

See notes to financial statements.

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class K
	Six Months Ended 04/30/18 (unaudited)		Period from 05/31/17(a) to 10/31/17
Net asset value, beginning of period	$10.72		$10.00

Net investment income(b)	0.16		0.13
Net realized and unrealized gain	0.16		0.59

Net increase from investment operations	0.32		0.72

Distributions(c)
From net investment income	(0.27)		—
From net realized gain	—		—

Total distributions	(0.27)		—

Net asset value, end of period	$10.77		$10.72

Total Return(d)(e)
Based on net asset value	2.93%		7.20%

Ratios to Average Net Assets(f)
Total expenses(g)	28.95	%(h)	29.00	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.01%		0.00	%(j)

Net investment income(g)	3.01%		3.05%

Supplemental Data
Net assets, end of period (000)	$1,012		$1,008

Portfolio turnover rate	18%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Period from 05/31/17(a) to 10/31/17
Investments in underlying funds	0.25%	0.25%

(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 28.97%.
(i)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.34%.
(j)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class R
	Six Months Ended 04/30/18 (unaudited)		Period from 05/31/17(a) to 10/31/17
Net asset value, beginning of period	$10.69		$10.00

Net investment income(b)	0.13		0.11
Net realized and unrealized gain	0.15		0.58

Net increase from investment operations	0.28		0.69

Distributions(c)
From net investment income	(0.23)		—
From net realized gain	—		—

Total distributions	(0.23)		—

Net asset value, end of period	$10.74		$10.69

Total Return(d)(e)
Based on net asset value	2.63%		6.90%

Ratios to Average Net Assets(f)
Total expenses(g)	29.74	%(h)	30.14	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.60%		0.53%

Net investment income(g)	2.41%		2.52%

Supplemental Data
Net assets, end of period (000)	$23		$21

Portfolio turnover rate	18%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/18 (unaudited)	Period from 05/31/17(a) to 10/31/17
Investments in underlying funds	0.25%	0.25%

(g)	Annualized.
(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 29.76%.
(i)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.91%.

See notes to financial statements.

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Diversified
BlackRock LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Diversified
BlackRock LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Diversified
BlackRock LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Diversified
BlackRock LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Diversified
BlackRock LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Diversified
BlackRock LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Diversified
BlackRock LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Diversified
BlackRock LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Diversified
BlackRock LifePath® Smart Beta 2060 Fund	LifePath® Smart Beta 2060 Fund	Diversified

By owning shares of the Underlying Funds, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. In addition, the Underlying Funds may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended April 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Smart Beta Retirement Fund	$10,259	$7,468	$17,727
LifePath® Smart Beta 2020 Fund	17,456	18,396	35,852
LifePath® Smart Beta 2025 Fund	20,229	15,298	35,527
LifePath® Smart Beta 2030 Fund	18,509	15,744	34,253
LifePath® Smart Beta 2035 Fund	11,505	10,976	22,481
LifePath® Smart Beta 2040 Fund	10,629	13,413	24,042
LifePath® Smart Beta 2045 Fund	8,093	8,978	17,071
LifePath® Smart Beta 2050 Fund	10,050	10,678	20,728
LifePath® Smart Beta 2055 Fund	601	1,928	2,529
LifePath® Smart Beta 2060 Fund	31	55	86

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements  (unaudited) (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2018, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$216	$ 821	$ 86	$300	$1,423
LifePath® Smart Beta 2020 Fund	199	1,397	179	736	2,511
LifePath® Smart Beta 2025 Fund	168	1,618	265	612	2,663
LifePath® Smart Beta 2030 Fund	160	1,481	152	630	2,423
LifePath® Smart Beta 2035 Fund	121	920	231	439	1,711
LifePath® Smart Beta 2040 Fund	55	850	169	537	1,611
LifePath® Smart Beta 2045 Fund	65	647	87	359	1,158
LifePath® Smart Beta 2050 Fund	34	804	59	428	1,325
LifePath® Smart Beta 2055 Fund	21	48	291	78	438
LifePath® Smart Beta 2060 Fund	2	2	102	2	108

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2018, the Funds did not pay any amounts to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$24	$ 93	$33	$22	$172
LifePath® Smart Beta 2020 Fund	20	227	17	43	307
LifePath® Smart Beta 2025 Fund	4	287	36	47	374
LifePath® Smart Beta 2030 Fund	19	286	41	36	382
LifePath® Smart Beta 2035 Fund	11	325	58	35	429
LifePath® Smart Beta 2040 Fund	15	325	57	33	430
LifePath® Smart Beta 2045 Fund	26	325	82	21	454
LifePath® Smart Beta 2050 Fund	21	247	55	20	343
LifePath® Smart Beta 2055 Fund	7	116	30	8	161
LifePath® Smart Beta 2060 Fund	3	2	2	1	8

For the six months ended April 30, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$711	$ 643	$244	$226	$1,824
LifePath® Smart Beta 2020 Fund	694	1,114	233	758	2,799
LifePath® Smart Beta 2025 Fund	422	1,668	285	278	2,653
LifePath® Smart Beta 2030 Fund	229	2,294	295	763	3,581
LifePath® Smart Beta 2035 Fund	121	1,789	378	225	2,513
LifePath® Smart Beta 2040 Fund	140	1,556	375	362	2,433
LifePath® Smart Beta 2045 Fund	243	1,757	452	225	2,677
LifePath® Smart Beta 2050 Fund	196	1,298	358	284	2,136
LifePath® Smart Beta 2055 Fund	47	571	328	117	1,063
LifePath® Smart Beta 2060 Fund	33	48	50	30	161

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other Fees: For the six months ended April 30, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$16
LifePath® Smart Beta 2020 Fund	96
LifePath® Smart Beta 2025 Fund	279
LifePath® Smart Beta 2030 Fund	232
LifePath® Smart Beta 2035 Fund	340
LifePath® Smart Beta 2040 Fund	521
LifePath® Smart Beta 2045 Fund	362
LifePath® Smart Beta 2050 Fund	454
LifePath® Smart Beta 2055 Fund	13

For the six months ended April 30, 2018, affiliates received CDSCs relating to transactions in LifePath® Smart Beta 2020 Fund’s Investor A Shares of $100.

Expense Limitations, Waivers, Reimbursements and Recoupments: The Funds have begun to incur expenses in connection with a potential reconfiguration of the boards of trustees of certain BlackRock-advised funds, including the Funds. The Manager has voluntarily agreed to reimburse LifePath® Smart Beta 2055 Fund and LifePath® Smart Beta 2060 Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2018, the amounts reimbursed were $167 and $140, respectively.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2028, unless terminated earlier by the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitation in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.

These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended April 30, 2018, the administration fees waived at the fund level and class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
LifePath® Smart Beta Retirement Fund	$3,020
LifePath® Smart Beta 2020 Fund	5,335
LifePath® Smart Beta 2025 Fund	5,662
LifePath® Smart Beta 2030 Fund	5,146
LifePath® Smart Beta 2035 Fund	3,639
LifePath® Smart Beta 2040 Fund	3,425
LifePath® Smart Beta 2045 Fund	2,461
LifePath® Smart Beta 2050 Fund	2,813
LifePath® Smart Beta 2055 Fund	928
LifePath® Smart Beta 2060 Fund	230

Administration Fees Waived — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$ 1	$—	$ 86	$ 2	$89
LifePath® Smart Beta 2020 Fund	10	—	179	—	189
LifePath® Smart Beta 2025 Fund	1	—	265	—	266
LifePath® Smart Beta 2030 Fund	—	—	152	—	152
LifePath® Smart Beta 2035 Fund	1	5	231	4	241
LifePath® Smart Beta 2040 Fund	2	—	169	—	171
LifePath® Smart Beta 2045 Fund	2	—	87	—	89
LifePath® Smart Beta 2050 Fund	26	—	59	3	88
LifePath® Smart Beta 2055 Fund	1	48	291	3	343
LifePath® Smart Beta 2060 Fund	2	2	102	2	108

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$—	$—	$244	$ 2	$246
LifePath® Smart Beta 2020 Fund	13	—	233	—	246
LifePath® Smart Beta 2025 Fund	11	—	285	—	296

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (unaudited) (continued)

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta 2030 Fund	—	—	295	—	295
LifePath® Smart Beta 2035 Fund	14	9	378	2	403
LifePath® Smart Beta 2040 Fund	11	—	375	—	386
LifePath® Smart Beta 2045 Fund	16	—	452	—	468
LifePath® Smart Beta 2050 Fund	39	—	358	2	399
LifePath® Smart Beta 2055 Fund	5	332	328	1	666
LifePath® Smart Beta 2060 Fund	23	38	50	21	132

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On April 30, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2018	2019	2020
LifePath® Smart Beta Retirement Fund
Fund Level	$209,605	$217,325	$116,195
Institutional	—	142	1
Investor A	9,114	5,710	—
Class K	647	703	330
Class R	9,487	5,570	4
LifePath® Smart Beta 2020 Fund
Fund Level	242,740	199,036	120,497
Institutional	93	264	23
Investor A	19,173	10,624	—
Class K	836	884	412
Class R	9,837	5,258	—
LifePath® Smart Beta 2025 Fund
Fund Level	231,833	226,159	123,244
Institutional	129	168	12
Investor A	11,166	7,262	—
Class K	1,019	1,198	550
Class R	13,336	8,648	—
LifePath® Smart Beta 2030 Fund
Fund Level	227,981	210,363	116,040
Institutional	169	125	—
Investor A	10,157	6,248	—
Class K	1,232	1,169	447
Class R	7,156	4,561	—
LifePath® Smart Beta 2035 Fund
Fund Level	196,617	219,605	114,548
Institutional	139	207	15
Investor A	12,890	7,810	14
Class K	1,266	1,372	609
Class R	9,690	6,830	6
LifePath® Smart Beta 2040 Fund
Fund Level	191,972	212,872	113,717
Institutional	247	242	13
Investor A	12,542	6,957	—
Class K	1,049	1,206	544
Class R	10,217	6,198	—
LifePath® Smart Beta 2045 Fund
Fund Level	178,470	213,459	111,615
Institutional	119	209	18
Investor A	11,857	7,802	—
Class K	1,182	1,269	539
Class R	6,729	5,135	—

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Expiring October 31,
	2018	2019	2020
LifePath® Smart Beta 2050 Fund
Fund Level	$183,670	$213,680	$108,923
Institutional	322	363	65
Investor A	20,373	14,744	—
Class K	882	1,089	417
Class R	10,354	6,363	5
LifePath® Smart Beta 2055 Fund
Fund Level	158,636	195,544	102,939
Institutional	90	48	6
Investor A	1,604	1,607	380
Class K	1,100	1,358	619
Class R	836	1,509	4
LifePath® Smart Beta 2060 Fund
Fund Level	—	203,905	155,007
Institutional	—	—	25
Investor A	—	—	40
Class K	—	81	152
Class R	—	—	23

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2018, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$275
LifePath® Smart Beta 2020 Fund	431
LifePath® Smart Beta 2025 Fund	561
LifePath® Smart Beta 2030 Fund	286
LifePath® Smart Beta 2035 Fund	161
LifePath® Smart Beta 2040 Fund	102
LifePath® Smart Beta 2045 Fund	27
LifePath® Smart Beta 2050 Fund	11
LifePath® Smart Beta 2055 Fund	56
LifePath® Smart Beta 2060 Fund	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. In addition, the LifePath® Smart Beta 2055 Fund and the LifePath® Smart Beta 2060 Fund are currently permitted to lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2018, the Funds did not participate in the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath® Smart Beta 2020 Fund	$—	$19,838	$361
LifePath® Smart Beta 2050 Fund	19,842	—	—

6.	PURCHASES AND SALES

For the six months ended April 30, 2018, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Smart Beta Retirement Fund	$10,998,882	$13,068,481
LifePath® Smart Beta 2020 Fund	18,454,726	19,257,589
LifePath® Smart Beta 2025 Fund	17,243,278	22,268,195
LifePath® Smart Beta 2030 Fund	13,962,861	15,159,990
LifePath® Smart Beta 2035 Fund	7,735,537	12,112,036
LifePath® Smart Beta 2040 Fund	5,751,180	5,470,922
LifePath® Smart Beta 2045 Fund	3,075,719	5,963,362
LifePath® Smart Beta 2050 Fund	3,771,487	5,694,884
LifePath® Smart Beta 2055 Fund	996,593	2,129,754
LifePath® Smart Beta 2060 Fund	277,527	218,383

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards with no expiration dates, available to offset future realized capital gains as follows:

	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
No expiration date	$57,407	$82,248	$22,372	$9

As of April 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Tax cost	$13,051,415	$23,580,999	$23,916,822	$21,805,108	$14,333,891

Gross unrealized appreciation	$542,193	$1,226,750	$1,620,618	$1,965,909	$1,622,168
Gross unrealized depreciation	(72,861)	(119,829)	(96,514)	(72,528)	(38,122)

Net unrealized appreciation	$469,332	$1,106,921	$1,524,104	$1,893,381	$1,584,046

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Tax cost	$14,244,657	$9,331,488	$11,026,757	$3,428,997	$1,138,891

Gross unrealized appreciation	$2,019,999	$1,506,233	$1,835,061	$591,327	$82,021
Gross unrealized depreciation	(30,223)	(15,252)	(17,331)	(5,271)	(5,507)

Net unrealized appreciation	$1,989,776	$1,490,981	$1,817,730	$586,056	$76,514

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2018, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risk, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/18		Year Ended 10/31/17
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	81,235	$880,590	72,463	$760,132
Shares issued in reinvestment of distributions	4,460	47,813	2,535	24,915
Shares redeemed	(13,915)	(150,338)	(28,058)	(296,577)

Net increase	71,780	$778,065	46,940	$488,470

Investor A
Shares sold	98,421	$1,048,434	198,772	$2,033,253
Shares issued in reinvestment of distributions	14,400	153,505	20,551	200,787
Shares redeemed	(181,543)	(1,939,066)	(430,725)	(4,392,687)

Net decrease	(68,722)	$(737,127)	(211,402)	$(2,158,647)

Class K
Shares sold	19,934	$216,216	97,765	$996,453
Shares issued in reinvestment of distributions	1,249	13,388	1,857	18,252
Shares redeemed	(2,143)	(23,014)	(113,081)	(1,151,159)

Net increase (decrease)	19,040	$206,590	(13,459)	$(136,454)

Class R
Shares sold	66,648	$705,592	80,510	$820,855
Shares issued in reinvestment of distributions	7,039	75,173	8,156	79,771
Shares redeemed	(276,974)	(2,954,660)	(220,657)	(2,231,046)

Net decrease	(203,287)	$(2,173,895)	(131,991)	$(1,330,420)

Total Net Decrease	(181,189)	$(1,926,367)	(309,912)	$(3,137,051)

LifePath® Smart Beta 2020 Fund
Institutional
Shares sold	207,351	$2,339,360	23,800	$254,804
Shares issued in reinvestment of distributions	7,043	77,613	138	1,376
Shares redeemed	(35,482)	(393,113)	(23,955)	(245,800)

Net increase (decrease)	178,912	$2,023,860	(17)	$10,380

Investor A
Shares sold	137,714	$1,512,995	307,808	$3,254,014
Shares issued in reinvestment of distributions	34,807	380,444	33,411	331,434
Shares redeemed	(310,637)	(3,441,824)	(509,942)	(5,287,991)

Net decrease	(138,116)	$(1,548,385)	(168,723)	$(1,702,543)

Class K
Shares sold	96,891	$1,049,959	158,914	$1,618,819
Shares issued in reinvestment of distributions	4,054	44,593	1,377	13,746
Shares redeemed	(33,528)	(366,539)	(119,316)	(1,218,941)

Net increase	67,417	$728,013	40,975	$413,624

Class R
Shares sold	41,438	$449,734	107,298	$1,101,860
Shares issued in reinvestment of distributions	19,763	214,233	16,044	157,877
Shares redeemed	(204,306)	(2,205,215)	(368,803)	(3,751,327)

Net decrease	(143,105)	$(1,541,248)	(245,461)	$(2,491,590)

Total Net Decrease	(34,892)	$(337,760)	(373,226)	$(3,770,129)

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18		Year Ended 10/31/17
LifePath® Smart Beta 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	186,380	$2,107,213	2,956	$31,180
Shares issued in reinvestment of distributions	4,849	53,825	131	1,287
Shares redeemed	(8,013)	(90,507)	(3,421)	(36,834)

Net increase (decrease)	183,216	$2,070,531	(334)	$(4,367)

Investor A
Shares sold	232,437	$2,552,757	585,467	$6,149,138
Shares issued in reinvestment of distributions	34,591	382,230	38,295	375,673
Shares redeemed	(254,772)	(2,846,650)	(519,643)	(5,359,155)

Net increase	12,256	$88,337	104,119	$1,165,656

Class K
Shares sold	45,964	$515,878	133,109	$1,351,818
Shares issued in reinvestment of distributions	6,566	73,012	5,016	49,513
Shares redeemed	(47,684)	(531,240)	(185,670)	(1,874,102)

Net increase (decrease)	4,846	$57,650	(47,545)	$(472,771)

Class R
Shares sold	53,253	$585,201	194,859	$2,022,254
Shares issued in reinvestment of distributions	22,523	247,081	26,383	256,971
Shares redeemed	(689,268)	(7,569,046)	(347,818)	(3,586,508)

Net decrease	(613,492)	$(6,736,764)	(126,576)	$(1,307,283)

Total Net Decrease	(413,174)	$(4,520,246)	(70,336)	$(618,765)

LifePath® Smart Beta 2030 Fund
Institutional
Shares sold	143,748	$1,567,304	15,818	$153,702
Shares issued in reinvestment of distributions	5,620	59,797	615	5,765
Shares redeemed	(8,992)	(95,248)	(7,316)	(73,302)

Net increase	140,376	$1,531,853	9,117	$86,165

Investor A
Shares sold	146,721	$1,549,832	476,751	$4,742,286
Shares issued in reinvestment of distributions	42,186	445,480	36,893	343,474
Shares redeemed	(280,450)	(2,995,822)	(357,669)	(3,513,052)

Net increase (decrease)	(91,543)	$(1,000,510)	155,975	$1,572,708

Class K
Shares sold	10,911	$117,333	119,890	$1,158,666
Shares issued in reinvestment of distributions	4,882	51,998	7,418	69,658
Shares redeemed	(20,796)	(223,758)	(243,227)	(2,347,861)

Net decrease	(5,003)	$(54,427)	(115,919)	$(1,119,537)

Class R
Shares sold	97,386	$1,021,037	135,251	$1,324,757
Shares issued in reinvestment of distributions	20,480	215,653	19,149	177,701
Shares redeemed	(235,700)	(2,487,384)	(275,836)	(2,694,414)

Net decrease	(117,834)	$(1,250,694)	(121,436)	$(1,191,956)

Total Net Decrease	(74,004)	$(773,778)	(72,263)	$(652,620)

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18		Year Ended 10/31/17
LifePath® Smart Beta 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	129,943	$1,520,860	757	$8,172
Shares issued in reinvestment of distributions	3,266	37,553	69	686
Shares redeemed	(227)	(2,579)	(4,715)	(48,101)

Net increase (decrease)	132,982	$1,555,834	(3,889)	$(39,243)

Investor A
Shares sold	112,241	$1,284,641	249,925	$2,644,175
Shares issued in reinvestment of distributions	19,014	216,955	27,940	275,769
Shares redeemed	(171,981)	(1,990,057)	(301,184)	(3,164,795)

Net decrease	(40,726)	$(488,461)	(23,319)	$(244,851)

Class K
Shares sold	50,263	$583,716	156,153	$1,610,468
Shares issued in reinvestment of distributions	5,399	62,087	5,936	59,001
Shares redeemed	(13,838)	(160,259)	(263,648)	(2,704,020)

Net increase (decrease)	41,824	$485,544	(101,559)	$(1,034,551)

Class R
Shares sold	57,370	$652,026	159,969	$1,668,715
Shares issued in reinvestment of distributions	17,151	193,975	21,614	211,603
Shares redeemed	(565,616)	(6,416,041)	(215,930)	(2,203,254)

Net decrease	(491,095)	$(5,570,040)	(34,347)	$(322,936)

Total Net Decrease	(357,015)	$(4,017,123)	(163,114)	$(1,641,581)

LifePath® Smart Beta 2040 Fund
Institutional
Shares sold	53,558	$613,022	1,677	$17,621
Shares issued in reinvestment of distributions	1,515	17,002	278	2,693
Shares redeemed	(2,342)	(26,691)	(3,625)	(36,921)

Net increase (decrease)	52,731	$603,333	(1,670)	$(16,607)

Investor A
Shares sold	100,586	$1,127,066	192,364	$1,971,250
Shares issued in reinvestment of distributions	20,001	222,412	28,073	269,504
Shares redeemed	(130,717)	(1,467,246)	(270,655)	(2,733,258)

Net decrease	(10,130)	$(117,768)	(50,218)	$(492,504)

Class K
Shares sold	65,891	$756,892	69,678	$703,257
Shares issued in reinvestment of distributions	4,866	54,595	4,872	47,164
Shares redeemed	(9,361)	(104,596)	(152,477)	(1,511,049)

Net increase (decrease)	61,396	$706,891	(77,927)	$(760,628)

Class R
Shares sold	66,721	$735,980	125,949	$1,282,326
Shares issued in reinvestment of distributions	13,110	145,255	19,937	190,798
Shares redeemed	(134,494)	(1,497,902)	(295,412)	(2,988,637)

Net decrease	(54,663)	$(616,667)	(149,526)	$(1,515,513)

Total Net Increase (Decrease)	49,334	$575,789	(279,341)	$(2,785,252)

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18		Year Ended 10/31/17
LifePath® Smart Beta 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	54,196	$689,684	1,513	$17,613
Shares issued in reinvestment of distributions	1,313	16,503	221	2,358
Shares redeemed	(1,420)	(17,743)	(878)	(10,385)

Net increase	54,089	$688,444	856	$9,586

Investor A
Shares sold	90,802	$1,135,053	178,088	$2,009,770
Shares issued in reinvestment of distributions	10,352	128,258	18,183	191,651
Shares redeemed	(88,290)	(1,103,541)	(214,901)	(2,377,468)

Net increase (decrease)	12,864	$159,770	(18,630)	$(176,047)

Class K
Shares sold	19,482	$247,755	45,449	$516,962
Shares issued in reinvestment of distributions	1,503	18,924	2,906	31,094
Shares redeemed	(2,338)	(29,805)	(133,896)	(1,461,425)

Net increase (decrease)	18,647	$236,874	(85,541)	$(913,369)

Class R
Shares sold	28,761	$355,917	120,032	$1,342,867
Shares issued in reinvestment of distributions	9,563	117,532	14,759	154,237
Shares redeemed	(345,631)	(4,251,589)	(148,750)	(1,630,252)

Net decrease	(307,307)	$(3,778,140)	(13,959)	$(133,148)

Total Net Decrease	(221,707)	$(2,693,052)	(117,274)	$(1,212,978)

LifePath® Smart Beta 2050 Fund
Institutional
Shares sold	29,371	$348,583	4,776	$50,863
Shares issued in reinvestment of distributions	706	8,279	640	6,387
Shares redeemed	(1,355)	(15,793)	(19,842)	(207,834)

Net increase (decrease)	28,722	$341,069	(14,426)	$(150,584)

Investor A
Shares sold	130,821	$1,524,037	264,934	$2,801,927
Shares issued in reinvestment of distributions	14,032	162,775	20,769	204,986
Shares redeemed	(104,383)	(1,224,777)	(225,125)	(2,354,603)

Net increase	40,470	$462,035	60,578	$652,310

Class K
Shares sold	41,327	$485,623	54,434	$565,833
Shares issued in reinvestment of distributions	1,064	12,511	2,765	27,599
Shares redeemed	(5,077)	(60,278)	(119,831)	(1,229,648)

Net increase (decrease)	37,314	$437,856	(62,632)	$(636,216)

Class R
Shares sold	101,214	$1,170,174	163,970	$1,724,158
Shares issued in reinvestment of distributions	10,318	119,281	15,335	150,741
Shares redeemed	(371,652)	(4,297,532)	(160,748)	(1,676,980)

Net increase (decrease)	(260,120)	$(3,008,077)	18,557	$197,919

Total Net Increase (Decrease)	(153,614)	$(1,767,117)	2,077	$63,429

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18		Year Ended 10/31/17
LifePath® Smart Beta 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	19,347	$239,960	46	$519
Shares issued in reinvestment of dividends and distributions	417	5,104	—	—
Shares redeemed	(568)	(6,974)	—	(1)

Net increase	19,196	$238,090	46	$518

Investor A
Shares sold	5,844	$71,614	13,492	$150,288
Shares issued in reinvestment of distributions	663	8,102	1,428	14,853
Shares redeemed	(18,673)	(230,577)	(14,601)	(157,007)

Net increase (decrease)	(12,166)	$(150,861)	319	$8,134

Class K
Shares sold	15,876	$196,047	36,608	$401,369
Shares issued in reinvestment of dividends and distributions	1,093	13,410	831	8,677
Shares redeemed	(8,522)	(105,896)	(26,509)	(305,145)

Net increase	8,447	$103,561	10,930	$104,901

Class R
Shares sold	21,155	$258,063	89,455	$988,947
Shares issued in reinvestment of distributions	2,793	33,904	2,461	25,473
Shares redeemed	(125,867)	(1,536,201)	(53,022)	(585,255)

Net increase (decrease)	(101,919)	$(1,244,234)	38,894	$429,165

Total Net Increase (Decrease)	(86,442)	$(1,053,444)	50,189	$542,718

			Period 05/31/17(a) to 10/31/17
LifePath® Smart Beta 2060 Fund			Shares	Amount
Institutional
Shares sold	—	$—	2,043	$20,450
Shares redeemed	(43)	(457)	—	—

Net increase (decrease)	(43)	$(457)	2,043	$20,450

Investor A
Shares sold	537	$6,002	2,010	$20,100

Net increase	537	$6,002	2,010	$20,100

Class K
Shares sold	—	$3	94,010	$940,100

Net increase	—	$3	94,010	$940,100

Class R
Shares sold	91	$984	2,010	$20,100

Net increase	91	$984	2,010	$20,100

Total Net Increase	585	$6,532	100,073	$1,000,750

(a)	Commencement of Operations.

At April 30, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000
Investor A	—	—	—	—	—	—	—	—	2,500	2,000
Class K	—	—	—	—	—	—	—	—	192,500	94,000
Class R	—	—	—	—	—	—	—	—	2,500	2,000

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	107

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Trust.

Effective May 8, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	109

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-4/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 5, 2018

4